Columbia Total Return Bond Fund
Third Quarter Report
January 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Total Return Bond Fund, January 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 19.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	1,640,178	1,663,139
ACM Auto Trust(a)
Series 2023-2A Class A
06/20/2030	7.970%	1,099,297	1,103,326
Series 2024-2A Class A
02/20/2029	6.060%	9,734,469	9,759,959
Affirm Asset Securitization Trust(a)
Series 2023-B Class 1A
09/15/2028	6.820%	14,800,000	15,000,555
Series 2023-B Class A
09/15/2028	6.820%	8,550,000	8,665,861
Series 2024-X2 Class A
12/17/2029	5.220%	7,865,494	7,875,330
Subordinated Series 2023-B Class C
09/15/2028	7.810%	7,000,000	7,104,783
ARAIT(a),(b)
Series 2025-1 Class A
30-day Average SOFR + 2.350% 03/29/2029	6.700%	12,000,000	12,000,000
Ares LVIII CLO Ltd.(a),(b)
Series 2020-58A Class DR
3-month Term SOFR + 3.200% Floor 3.200% 01/15/2035	7.502%	5,000,000	5,016,795
Atrium XIII(a),(b)
Series 2013A Class B
3-month Term SOFR + 1.762% Floor 1.500% 11/21/2030	6.052%	2,250,000	2,259,749
Bain Capital Credit CLO(a),(b)
Series 2018-2A Class A1R
3-month Term SOFR + 1.080% Floor 1.080% 07/19/2031	5.373%	7,581,710	7,593,992
Series 2019-2A Class AR2
3-month Term SOFR + 1.130% Floor 1.130% 10/17/2032	5.433%	17,106,444	17,140,896
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2016-1A Class A1R2
3-month Term SOFR + 1.402% Floor 1.140% 04/20/2034	5.695%	13,150,000	13,198,103
Carvana Auto Receivables Trust(a)
Series 2023-P3 Class A2
11/10/2026	6.090%	662,164	662,951
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month Term SOFR + 1.862% Floor 1.600% 04/30/2031	6.149%	9,300,000	9,312,787
Citizens Auto Receivables Trust(a)
Series 2024-1 Class A2A
10/15/2026	5.430%	6,554,829	6,570,981
Dryden CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month Term SOFR + 1.612% Floor 1.350% 05/15/2031	6.135%	7,000,000	7,001,246
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month Term SOFR + 1.232% Floor 0.970% 04/15/2031	5.534%	4,221,821	4,229,923
Series 2016-45A Class A1RR
3-month Term SOFR + 1.080% Floor 1.080% 10/15/2030	5.382%	17,144,650	17,155,726
DT Auto Owner Trust(a)
Series 2023-2A Class A
04/15/2027	5.880%	385,843	385,933
Subordinated Series 2022-1A Class C
11/15/2027	2.960%	526,820	526,369
Subordinated Series 2023-3A Class B
03/15/2028	6.070%	15,200,000	15,333,961
Exeter Automobile Receivables Trust
Series 2024-2A Class A2
05/15/2026	5.700%	810,118	810,500
Subordinated Series 2023-3A Class B
09/15/2027	6.110%	2,039,128	2,043,367
Exeter Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class E
07/17/2028	2.900%	6,000,000	5,838,997
FHF Issuer Trust(a)
Series 2024-3A Class A2
11/15/2030	4.940%	12,000,000	11,986,535
Flagship Credit Auto Trust(a)
Series 2024-3 Class A
11/15/2028	4.880%	6,823,279	6,834,620
GLS Auto Select Receivables Trust(a)
Series 2024-2A Class A2
06/17/2030	5.580%	6,808,211	6,869,274
Series 2024-4A Class A2
12/17/2029	4.430%	10,000,000	9,980,353

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GreenSky Home Improvement Trust(a)
Series 2024-1 Class A2
06/25/2059	5.880%	6,837,592	6,879,987
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month Term SOFR + 1.612% 04/20/2030	5.905%	14,000,000	14,035,518
Marlette Funding Trust(a)
Series 2020-2A Class D
09/16/2030	4.650%	1,356	1,355
Subordinated Series 2022-2A Class C
08/15/2032	6.140%	4,085,637	4,097,499
Subordinated Series 2023-2A Class C
06/15/2033	6.960%	5,500,000	5,584,104
Netcredit Combined Receivables LLC(a)
Series 2023-A Class A
12/20/2027	7.780%	1,878,043	1,897,689
NetCredit Combined Receivables LLC(a)
Series 2024-A Class A
10/21/2030	7.430%	4,295,910	4,323,280
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month Term SOFR + 1.662% Floor 1.400% 01/20/2031	5.955%	9,350,000	9,363,296
Octagon Investment Partners Ltd.(a),(b)
Series 2018-18A Class A1A
3-month Term SOFR + 1.222% 04/16/2031	5.529%	8,384,691	8,411,506
Oportun Funding Trust(a)
Series 2024-3 Class A
08/15/2029	5.260%	5,492,561	5,500,400
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	8,484,637	8,231,368
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class B
07/15/2032	5.637%	6,550,000	6,558,203
Subordinated Series 2024-10 Class B
06/15/2032	5.750%	7,550,000	7,616,853
Subordinated Series 2024-10 Class C
06/15/2032	5.992%	8,600,000	8,673,923
Subordinated Series 2024-5 Class B
10/15/2031	6.601%	7,263,125	7,348,938
Subordinated Series 2024-6 Class B
11/15/2031	6.589%	7,667,464	7,763,174
Subordinated Series 2024-8 Class B
01/15/2032	5.456%	8,999,599	9,010,868
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2024-8 Class C
01/15/2032	6.030%	6,999,688	7,010,051
Subordinated Series 2024-9 Class B
03/15/2032	5.306%	8,548,692	8,553,103
Subordinated Series 2024-9 Class C
03/15/2032	5.774%	6,299,037	6,300,810
Pagaya AI Debt Selection Trust(a)
Series 2021-2 Class NOTE
01/25/2029	3.000%	605,455	596,573
Series 2021-HG1 Class A
01/16/2029	1.220%	254,017	252,048
Subordinated Series 2021-HG1 Class B
01/16/2029	1.820%	155,603	152,912
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	5,998,696	6,067,994
Subordinated Series 2024-7 Class C
12/15/2031	7.095%	6,498,588	6,585,947
Pagaya AI Debt Trust(a),(c)
Series 2022-2 Class AB
01/15/2030	5.717%	11,851,103	11,870,899
Subordinated Series 2023-5 Class AB
04/15/2031	7.625%	1,855,160	1,861,001
Pagaya AI Debt Trust(a)
Series 2023-1 Class A
07/15/2030	7.556%	250,094	250,299
Series 2023-3 Class A
12/16/2030	7.600%	2,772,180	2,781,752
Series 2024-2 Class A
08/15/2031	6.319%	1,749,407	1,766,924
Series 2024-3 Class A
10/15/2031	6.258%	3,202,173	3,222,080
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	3,079,509	3,075,082
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	4,821,338	4,846,522
Subordinated Series 2023-1 Class B
07/15/2030	9.435%	6,899,041	6,930,063
Subordinated Series 2023-5 Class C
04/15/2031	9.099%	3,599,970	3,666,202
Subordinated Series 2023-6 Class B
06/16/2031	7.464%	9,984,139	10,019,584
Subordinated Series 2023-6 Class C
06/16/2031	8.491%	5,738,528	5,847,211
Subordinated Series 2023-7 Class C
07/15/2031	8.798%	5,248,044	5,365,323
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	16,124,770	16,293,233
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	4,385,836	4,442,721
PAGAYA AI Debt Trust(a),(c)
Subordinated Series 2022-3 Class AB
03/15/2030	7.576%	475,796	478,210
Palmer Square Loan Funding Ltd.(a),(b)
Series 2021-4A Class B
3-month Term SOFR + 2.012% Floor 1.750% 10/15/2029	6.314%	15,000,000	15,031,965
Series 2022-3A Class A1BR
3-month Term SOFR + 1.400% Floor 1.400% 04/15/2031	6.056%	9,900,000	9,904,900
Reach ABS Trust(a)
Series 2024-1A Class A
02/18/2031	6.300%	3,103,879	3,121,290
Research-Driven Pagaya Motor Asset Trust(a)
Series 2023-4A Class A
03/25/2032	7.540%	7,837,213	7,964,845
Series 2024-3A Class A
03/25/2033	5.281%	8,600,000	8,611,117
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	1,972,972	1,924,034
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	5,716,657	5,768,571
SAFCO Auto Receivables Trust(a)
Series 2024-1A Class A
03/20/2028	6.510%	2,472,782	2,486,332
Santander Drive Auto Receivables Trust
Series 2024-1 Class A2
02/16/2027	5.710%	2,941,006	2,943,528
Series 2024-5 Class A2
09/15/2027	4.880%	5,000,000	5,006,282
Stewart Park CLO Ltd.(a),(b)
Series 2017-1A Class BR
3-month Term SOFR + 1.632% Floor 1.370% 01/15/2030	5.934%	5,828,571	5,836,037
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%	1,943,469	1,955,451
Series 2023-1A Class A
04/15/2029	7.580%	2,749,000	2,767,785
Upland CLO Ltd.(a),(b)
Series 2016-1A Class A1AR
3-month Term SOFR + 1.282% 04/20/2031	5.575%	4,765,367	4,776,084
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	156,016	155,262
Series 2021-ST10 Class A
01/20/2030	2.250%	81,764	81,607
Series 2021-ST4 Class A
07/20/2027	2.000%	849,771	837,658
Series 2021-ST5 Class A
07/20/2027	2.000%	483,170	474,705
Upstart Securitization Trust(a)
Series 2023-2 Class A
06/20/2033	6.770%	1,719,771	1,726,057
Series 2024-1 Class A
11/20/2034	5.330%	5,638,224	5,637,087
Subordinated Series 2021-4 Class B
09/20/2031	1.840%	84,048	83,911
Voya CLO Ltd.(a),(b)
Series 2021-1A Class D
3-month Term SOFR + 3.412% Floor 3.150% 07/15/2034	7.714%	8,350,000	8,350,000
Westlake Automobile Receivables Trust(a)
Series 2023-3A Class A3
05/17/2027	5.820%	4,800,000	4,831,508
Series 2024-3A Class A2A
09/15/2027	4.820%	7,300,000	7,308,520
Total Asset-Backed Securities — Non-Agency (Cost $553,035,497)			555,045,052

Commercial Mortgage-Backed Securities - Non-Agency 1.0%

BAMLL Commercial Mortgage Securities Trust(a),(c)
Series 2013-WBRK Class A
03/10/2037	3.534%	3,000,000	2,925,000
Braemar Hotels & Resorts Trust(a),(b)
Subordinated Series 2018-PRME Class D
1-month Term SOFR + 1.847% Floor 1.925% 06/15/2035	6.221%	3,100,000	3,072,511
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	8,285,000	4,616,297
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	7,750,000	3,066,563
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	5,500,000	275,000

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	5.572%	5,000,000	4,975,000
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class B
1-month Term SOFR + 1.297% Floor 1.250% 02/15/2032	5.603%	4,800,000	4,725,924
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month Term SOFR + 0.922% Floor 0.750% 12/15/2034	5.229%	4,555,000	4,268,579
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $40,130,834)			27,924,874

Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Financial Services 0.0%
Mr. Cooper Group, Inc.(d)	4,518	469,014
Total Financials		469,014
Industrials 0.0%
Passenger Airlines 0.0%
United Airlines Holdings, Inc.(d)	1,493	158,019
Total Industrials		158,019
Total Common Stocks (Cost $1,511,077)		627,033

Corporate Bonds & Notes 22.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.1%
BAE Systems PLC(a)
03/26/2029	5.125%	3,378,000	3,393,654
Boeing Co. (The)
08/01/2059	3.950%	8,278,000	5,546,390
Bombardier, Inc.(a)
07/01/2031	7.250%	123,000	126,969
L3Harris Technologies, Inc.
07/31/2033	5.400%	2,169,000	2,170,672
Northrop Grumman Corp.
02/01/2029	4.600%	6,214,000	6,168,770
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Raytheon Technologies Corp.
03/15/2027	3.500%	8,323,000	8,128,631
03/15/2032	2.375%	3,256,000	2,711,521
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	198,000	212,779
11/15/2030	9.750%	446,000	493,847
TransDigm, Inc.(a)
08/15/2028	6.750%	500,000	508,911
03/01/2029	6.375%	954,000	963,989
03/01/2032	6.625%	701,000	713,991
01/15/2033	6.000%	399,000	393,467
Total			31,533,591
Airlines 0.1%
American Airlines, Inc.(a)
05/15/2029	8.500%	370,000	389,649
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	594,851	594,556
04/20/2029	5.750%	685,571	683,770
United Airlines, Inc.(a)
04/15/2029	4.625%	240,000	230,499
Total			1,898,474
Automotive 0.1%
Adient Global Holdings Ltd.(a),(e)
02/15/2033	7.500%	76,000	76,707
American Axle & Manufacturing, Inc.
10/01/2029	5.000%	73,000	66,964
Clarios Global LP/US Finance Co.(a)
02/15/2030	6.750%	80,000	81,249
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	255,000	237,806
IHO Verwaltungs GmbH(a),(f)
11/15/2032	8.000%	566,000	564,954
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	227,000	227,006
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	340,000	340,269
04/23/2032	6.875%	595,000	573,448
Total			2,168,403
Banking 5.1%
Ally Financial, Inc.(g)
Subordinated
01/17/2040	6.646%	70,000	69,285
Bank of America Corp.(g)
07/21/2032	2.299%	3,918,000	3,295,364
10/20/2032	2.572%	27,137,000	23,057,951
02/04/2033	2.972%	11,590,000	10,013,011
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
09/21/2036	2.482%	503,000	414,185
Citigroup, Inc.(g)
06/03/2031	2.572%	6,132,000	5,378,597
01/25/2033	3.057%	11,756,000	10,168,126
Goldman Sachs Group, Inc. (The)(g)
01/28/2031	5.207%	13,652,000	13,684,143
07/21/2032	2.383%	3,346,000	2,815,739
10/21/2032	2.650%	1,000	850
HSBC Holdings PLC(g)
11/19/2030	5.286%	10,440,000	10,429,146
05/24/2032	2.804%	3,677,000	3,153,038
JPMorgan Chase & Co.(g)
07/22/2030	4.995%	3,213,000	3,209,354
01/24/2031	5.140%	3,310,000	3,324,625
11/08/2032	2.545%	15,130,000	12,848,563
Morgan Stanley(g)
10/18/2030	4.654%	18,837,000	18,466,706
01/15/2031	5.230%	8,783,000	8,824,693
Subordinated
09/16/2036	2.484%	7,470,000	6,148,270
PNC Financial Services Group, Inc. (The)(g)
10/20/2034	6.875%	1,450,000	1,587,585
Royal Bank of Canada(g)
10/18/2030	4.650%	4,974,000	4,889,552
US Bancorp(g)
06/12/2034	5.836%	2,529,000	2,585,115
Washington Mutual Bank(h),(i),(j)
Subordinated
01/15/2015	0.000%	27,379,000	41,068
Wells Fargo & Co.(g)
10/30/2030	2.879%	239,000	216,924
01/24/2031	5.244%	490,000	492,582
Total			145,114,472
Brokerage/Asset Managers/Exchanges 0.1%
AG Issuer LLC(a)
03/01/2028	6.250%	523,000	522,136
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	413,000	429,369
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	464,000	510,221
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	574,000	574,964
Focus Financial Partners LLC(a)
09/15/2031	6.750%	303,000	304,653
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hightower Holding LLC(a)
04/15/2029	6.750%	379,000	371,987
01/31/2030	9.125%	414,000	436,148
Total			3,149,478
Building Materials 0.1%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	436,000	420,453
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	463,000	460,047
08/01/2030	6.500%	312,000	321,805
Masterbrand, Inc.(a)
07/15/2032	7.000%	84,000	85,880
Quikrete Holdings, Inc.(a),(e)
03/01/2032	6.375%	505,000	507,202
03/01/2033	6.750%	186,000	186,909
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	99,000	99,957
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	62,000	62,803
01/15/2031	7.250%	378,000	408,064
White Cap Buyer LLC(a)
10/15/2028	6.875%	675,000	675,960
Total			3,229,080
Cable and Satellite 0.6%
CCO Holdings LLC/Capital Corp.(a)
02/01/2028	5.000%	788,000	767,302
06/01/2029	5.375%	233,000	225,295
03/01/2030	4.750%	1,000,000	926,167
02/01/2031	4.250%	194,000	172,152
03/01/2031	7.375%	72,000	73,706
02/01/2032	4.750%	619,000	550,768
01/15/2034	4.250%	210,000	171,544
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	2,171,000	1,885,515
Charter Communications Operating LLC
12/01/2061	4.400%	3,576,000	2,381,593
06/30/2062	3.950%	3,000	1,830
Comcast Corp.
03/01/2026	3.150%	2,920,000	2,879,145
CSC Holdings LLC(a)
02/01/2028	5.375%	640,000	562,325
01/15/2030	5.750%	402,000	235,072
12/01/2030	4.125%	733,000	551,049
02/15/2031	3.375%	486,000	353,181
DISH DBS Corp.
07/01/2026	7.750%	145,000	126,771
DISH DBS Corp.(a)
12/01/2028	5.750%	175,000	151,774

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH Network Corp.(a)
11/15/2027	11.750%	1,039,000	1,097,089
EchoStar Corp.
11/30/2029	10.750%	652,419	703,162
EchoStar Corp.(f)
11/30/2030	6.750%	266,494	246,167
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	270,000	261,193
08/01/2027	5.000%	433,000	425,671
07/15/2028	4.000%	452,000	422,548
07/01/2030	4.125%	244,000	218,050
Virgin Media Finance PLC(a)
07/15/2030	5.000%	542,000	471,989
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	316,000	302,569
VZ Secured Financing BV(a)
01/15/2032	5.000%	1,025,000	915,590
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	175,000	158,968
Ziggo BV(a)
01/15/2030	4.875%	575,000	538,877
Total			17,777,062
Chemicals 0.3%
Ashland LLC(a)
09/01/2031	3.375%	443,000	380,655
Avient Corp.(a)
11/01/2031	6.250%	53,000	52,823
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	221,000	203,039
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	320,000	314,005
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	1,500,000	1,282,516
Element Solutions, Inc.(a)
09/01/2028	3.875%	618,000	589,860
HB Fuller Co.
10/15/2028	4.250%	547,000	519,982
Herens Holdco Sarl(a)
05/15/2028	4.750%	577,000	529,146
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	296,000	299,188
INEOS Finance PLC(a)
04/15/2029	7.500%	258,000	263,592
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	606,000	636,437
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ingevity Corp.(a)
11/01/2028	3.875%	652,000	604,534
Innophos Holdings, Inc.(a)
06/15/2029	11.500%	508,700	538,586
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	449,000	426,188
11/15/2028	9.750%	669,000	708,780
10/01/2029	6.250%	531,000	509,661
06/15/2031	7.250%	454,000	462,658
SPCM SA(a)
03/15/2027	3.125%	150,000	142,901
WR Grace Holdings LLC(a)
06/15/2027	4.875%	541,000	529,883
08/15/2029	5.625%	892,000	831,486
Total			9,825,920
Construction Machinery 0.1%
Caterpillar Financial Services Corp.
10/16/2026	4.450%	2,725,000	2,726,597
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	156,000	155,749
Herc Holdings, Inc.(a)
07/15/2027	5.500%	87,000	86,734
06/15/2029	6.625%	306,000	312,700
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	519,000	531,627
03/15/2031	7.750%	201,000	211,606
Total			4,025,013
Consumer Cyclical Services 0.1%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	580,000	541,829
12/01/2028	6.125%	522,000	472,711
Match Group, Inc.(a)
06/01/2028	4.625%	550,000	529,640
Total			1,544,180
Consumer Products 0.0%
Acushnet Co.(a)
10/15/2028	7.375%	96,000	99,764
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	502,000	500,980
Newell Brands, Inc.
09/15/2027	6.375%	215,000	219,272
05/15/2030	6.375%	106,000	107,353
05/15/2032	6.625%	105,000	106,337
Total			1,033,706
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.4%
Carrier Global Corp.
02/15/2030	2.722%	8,257,000	7,402,807
Chart Industries, Inc.(a)
01/01/2030	7.500%	340,000	355,082
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	765,000	774,323
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	270,000	274,544
Esab Corp.(a)
04/15/2029	6.250%	222,000	225,215
Gates Corp. (The)(a)
07/01/2029	6.875%	122,000	124,873
Madison IAQ LLC(a)
06/30/2028	4.125%	233,000	222,690
06/30/2029	5.875%	623,000	601,121
Resideo Funding, Inc.(a)
09/01/2029	4.000%	459,000	422,985
07/15/2032	6.500%	316,000	319,242
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	329,000	325,331
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	709,000	722,262
03/15/2029	6.375%	407,000	414,269
03/15/2032	6.625%	523,000	535,057
Total			12,719,801
Electric 1.1%
AEP Texas, Inc.
01/15/2050	3.450%	3,890,000	2,599,219
Alpha Generation LLC(a)
10/15/2032	6.750%	181,000	182,906
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%	291,000	286,398
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	315,000	304,741
02/15/2031	3.750%	816,000	722,661
01/15/2032	3.750%	357,000	310,432
DTE Energy Co.
07/01/2027	4.950%	4,300,000	4,316,840
Duke Energy Corp.
09/01/2046	3.750%	8,515,000	6,246,473
Edison International
11/15/2028	5.250%	4,406,000	4,169,080
FirstEnergy Corp.
03/01/2050	3.400%	1,537,000	1,031,651
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	217,000	205,920
01/15/2029	7.250%	488,000	491,448
NRG Energy, Inc.
01/15/2028	5.750%	303,000	303,248
NRG Energy, Inc.(a)
02/15/2029	3.375%	182,000	166,401
06/15/2029	5.250%	274,000	267,163
02/01/2033	6.000%	162,000	158,238
11/01/2034	6.250%	123,000	121,307
Pacific Gas and Electric Co.
07/01/2050	4.950%	7,915,000	6,507,682
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	132,000	124,619
PG&E Corp.
07/01/2028	5.000%	80,000	77,168
PG&E Corp.(g)
03/15/2055	7.375%	168,000	163,872
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	331,000	318,853
01/15/2030	4.750%	780,000	720,397
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	68,000	67,990
07/31/2027	5.000%	712,000	702,510
05/01/2029	4.375%	549,000	521,097
10/15/2031	7.750%	490,000	517,843
04/15/2032	6.875%	271,000	279,301
Total			31,885,458
Environmental 0.0%
GFL Environmental, Inc.(a)
01/15/2031	6.750%	744,000	771,723
Waste Pro USA, Inc.(a)
02/01/2033	7.000%	341,000	344,711
Total			1,116,434
Finance Companies 0.2%
GGAM Finance Ltd.(a)
02/15/2027	8.000%	646,000	667,200
04/15/2029	6.875%	348,000	356,390
03/15/2030	5.875%	377,000	374,704
Navient Corp.
03/15/2029	5.500%	138,000	132,307
03/15/2031	11.500%	502,000	569,001
08/01/2033	5.625%	334,000	295,083
OneMain Finance Corp.
01/15/2027	3.500%	467,000	448,999
05/15/2029	6.625%	462,000	469,323
05/15/2031	7.500%	541,000	562,479
11/15/2031	7.125%	102,000	104,895

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	556,000	580,536
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	974,000	823,928
Springleaf Finance Corp.
11/15/2029	5.375%	40,000	38,866
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	190,000	188,900
04/15/2029	5.500%	36,000	34,893
UWM Holdings LLC(a)
02/01/2030	6.625%	229,000	229,345
Total			5,876,849
Food and Beverage 1.7%
Bacardi Ltd.(a)
05/15/2028	4.700%	1,286,000	1,269,950
05/15/2048	5.300%	9,130,000	8,122,756
Becle SAB de CV(a)
10/14/2031	2.500%	3,000,000	2,406,547
Campbell Soup Co.
03/23/2035	4.750%	9,700,000	9,149,300
Chobani Holdco II LLC(a),(f)
10/01/2029	8.750%	220,000	238,502
Constellation Brands, Inc.
08/01/2029	3.150%	2,144,000	1,980,027
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	200,000	197,371
General Mills, Inc.
01/30/2027	4.700%	2,276,000	2,279,599
Kraft Heinz Foods Co.
06/01/2026	3.000%	7,585,000	7,420,217
Mars, Inc.(a)
04/20/2028	4.550%	7,210,000	7,161,930
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%	3,167,000	3,180,054
Performance Food Group, Inc.(a)
09/15/2032	6.125%	144,000	144,325
Post Holdings, Inc.(a)
04/15/2030	4.625%	624,000	580,598
09/15/2031	4.500%	458,000	414,144
02/15/2032	6.250%	203,000	203,351
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	223,000	210,754
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	927,000	864,228
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	608,000	603,618
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
US Foods, Inc.(a)
09/15/2028	6.875%	290,000	297,627
02/15/2029	4.750%	215,000	207,611
06/01/2030	4.625%	223,000	211,204
01/15/2032	7.250%	194,000	201,422
Total			47,345,135
Gaming 0.2%
Boyd Gaming Corp.
12/01/2027	4.750%	332,000	326,074
Boyd Gaming Corp.(a)
06/15/2031	4.750%	221,000	206,153
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	562,000	529,789
02/15/2030	7.000%	298,000	307,380
02/15/2032	6.500%	514,000	520,322
10/15/2032	6.000%	245,000	238,328
Churchill Downs, Inc.(a)
01/15/2028	4.750%	318,000	309,692
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	259,000	261,698
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	42,000	43,761
MGM Resorts International
09/15/2029	6.125%	197,000	197,054
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	408,000	387,932
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	474,000	431,593
Rivers Enterprise Borrower LLC/Finance Corp.(a),(e)
02/01/2033	6.625%	372,000	371,049
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	698,000	679,605
Scientific Games International, Inc.(a)
11/15/2029	7.250%	302,000	311,132
Wynn Resorts Finance LLC/Capital Corp.(a)
03/15/2033	6.250%	275,000	272,414
Total			5,393,976
Health Care 1.9%
Acadia Healthcare Co., Inc.(a)
04/15/2029	5.000%	875,000	832,602
Avantor Funding, Inc.(a)
07/15/2028	4.625%	326,000	314,828
11/01/2029	3.875%	678,000	627,758
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	398,000	416,848
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Charles River Laboratories International, Inc.(a)
03/15/2029	3.750%	215,000	198,705
03/15/2031	4.000%	185,000	166,158
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	412,000	400,207
04/15/2029	6.875%	333,000	229,875
05/15/2030	5.250%	841,000	716,723
02/15/2031	4.750%	531,000	433,579
01/15/2032	10.875%	312,000	321,444
Cigna Corp.
03/15/2050	3.400%	1,358,000	899,752
Cigna Group (The)
02/15/2054	5.600%	1,337,000	1,252,944
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	211,000	218,626
CVS Health Corp.
03/25/2038	4.780%	5,130,000	4,505,834
07/20/2045	5.125%	3,775,000	3,228,856
Encompass Health Corp.
02/01/2028	4.500%	422,000	411,907
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	9,570,000	9,793,885
HCA, Inc.
06/01/2028	5.200%	2,456,000	2,469,780
09/01/2030	3.500%	20,878,000	19,081,823
IQVIA, Inc.(a)
10/15/2026	5.000%	653,000	650,270
05/15/2030	6.500%	294,000	300,219
LifePoint Health, Inc.(a)
10/15/2030	11.000%	14,000	15,484
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	404,000	410,679
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	335,000	312,838
10/01/2029	5.250%	1,078,000	1,044,233
Select Medical Corp.(a)
12/01/2032	6.250%	345,000	338,875
Star Parent, Inc.(a)
10/01/2030	9.000%	886,000	932,513
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	75,000	74,814
Tenet Healthcare Corp.
02/01/2027	6.250%	304,000	304,370
11/01/2027	5.125%	521,000	515,064
06/15/2028	4.625%	591,000	571,764
10/01/2028	6.125%	410,000	410,091
01/15/2030	4.375%	349,000	326,392
05/15/2031	6.750%	126,000	128,903
Total			52,858,643
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 1.6%
Centene Corp.
10/15/2030	3.000%	21,946,000	19,000,772
03/01/2031	2.500%	5,620,000	4,675,760
08/01/2031	2.625%	2,000	1,655
UnitedHealth Group, Inc.
04/15/2031	4.900%	5,811,000	5,791,774
04/15/2034	5.000%	15,044,000	14,719,780
Total			44,189,741
Healthcare REIT 0.0%
MPT Operating Partnership LP/Finance Corp.(a),(e)
02/15/2032	8.500%	39,000	39,626
Home Construction 0.0%
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	324,000	313,644
Independent Energy 0.4%
Baytex Energy Corp.(a)
04/30/2030	8.500%	393,000	405,388
03/15/2032	7.375%	403,000	396,719
Civitas Resources, Inc.(a)
07/01/2028	8.375%	190,000	198,814
11/01/2030	8.625%	257,000	272,467
07/01/2031	8.750%	290,000	306,088
CNX Resources Corp.(a)
01/15/2029	6.000%	305,000	302,298
03/01/2032	7.250%	204,000	207,992
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	1,024,000	1,016,949
Comstock Resources, Inc.(a)
03/01/2029	6.750%	17,000	16,703
01/15/2030	5.875%	345,000	326,518
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	415,000	420,526
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	22,000	21,850
02/01/2029	5.750%	221,000	214,669
04/15/2030	6.000%	212,000	205,531
02/01/2031	6.000%	282,000	269,088
04/15/2032	6.250%	334,000	317,246
11/01/2033	8.375%	306,000	319,519
02/15/2035	7.250%	492,000	481,510
Matador Resources Co.(a)
04/15/2028	6.875%	320,000	325,747
04/15/2032	6.500%	477,000	478,166
04/15/2033	6.250%	175,000	172,583
Occidental Petroleum Corp.
08/01/2027	5.000%	1,647,000	1,648,911
10/01/2054	6.050%	1,997,000	1,874,082

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Permian Resources Operating LLC(a)
01/15/2032	7.000%	944,000	970,226
02/01/2033	6.250%	173,000	173,446
SM Energy Co.(a)
08/01/2029	6.750%	170,000	170,207
08/01/2032	7.000%	531,000	530,806
Total			12,044,049
Integrated Energy 0.3%
BP Capital Markets America, Inc.
11/17/2027	5.017%	8,385,000	8,479,220
Leisure 0.2%
Boyne USA, Inc.(a)
05/15/2029	4.750%	140,000	133,053
Carnival Corp.(a)
03/01/2026	7.625%	402,000	402,607
08/01/2028	4.000%	582,000	554,967
08/15/2029	7.000%	183,000	191,872
Carnival Corp.(a),(e)
02/15/2033	6.125%	313,000	313,672
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	283,000	301,154
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	207,000	206,085
10/01/2028	6.500%	204,000	205,371
Cinemark USA, Inc.(a)
07/15/2028	5.250%	262,000	256,900
08/01/2032	7.000%	98,000	100,787
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	345,000	345,127
NCL Corp., Ltd.(a)
02/01/2032	6.750%	260,000	264,100
Royal Caribbean Cruises Ltd.(a)
08/31/2026	5.500%	519,000	519,426
07/15/2027	5.375%	210,000	210,044
09/30/2031	5.625%	271,000	269,222
03/15/2032	6.250%	183,000	186,222
02/01/2033	6.000%	349,000	351,959
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	471,000	485,010
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	508,000	518,970
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	17,000	17,027
Vail Resorts, Inc.(a)
05/15/2032	6.500%	297,000	301,582
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Viking Cruises Ltd.(a)
02/15/2029	7.000%	547,000	552,163
07/15/2031	9.125%	277,000	299,935
Total			6,987,255
Life Insurance 0.2%
Lincoln Financial Global Funding(a)
01/13/2030	5.300%	715,000	721,977
Met Tower Global Funding(a)
04/12/2029	5.250%	3,479,000	3,527,994
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	2,100,000	2,098,603
Total			6,348,574
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	61,000	60,958
05/01/2028	5.750%	67,000	67,155
02/15/2032	3.625%	253,000	222,560
04/01/2032	6.125%	521,000	525,450
Hilton Grand Vacations Borrower Escrow LLC(a)
07/01/2031	4.875%	173,000	157,148
01/15/2032	6.625%	447,000	452,814
Marriott Ownership Resorts, Inc.(a)
06/15/2029	4.500%	188,000	176,636
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%	312,000	299,710
Total			1,962,431
Media and Entertainment 0.6%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	350,000	324,415
09/15/2028	9.000%	261,000	274,781
06/01/2029	7.500%	458,000	407,850
04/01/2030	7.875%	481,000	497,815
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	559,000	544,440
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	510,752	447,047
05/01/2030	10.875%	320,388	224,410
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	228,000	237,148
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	845,000	829,960
01/15/2029	4.250%	139,000	130,088
03/15/2030	4.625%	764,000	709,299
02/15/2031	7.375%	123,000	128,849
Roblox Corp.(a)
05/01/2030	3.875%	705,000	645,163
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Univision Communications, Inc.(a)
08/15/2028	8.000%	445,000	454,784
Warnermedia Holdings, Inc.
03/15/2027	3.755%	2,569,000	2,487,395
03/15/2062	5.391%	11,251,000	8,299,972
Total			16,643,416
Metals and Mining 0.2%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	207,000	214,865
Allegheny Technologies, Inc.
10/01/2029	4.875%	108,000	102,965
10/01/2031	5.125%	633,000	598,024
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	115,000	115,502
Constellium SE(a)
06/15/2028	5.625%	747,000	732,709
04/15/2029	3.750%	375,000	341,870
08/15/2032	6.375%	376,000	370,689
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	734,000	725,337
04/01/2029	6.125%	441,000	441,579
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	507,000	455,437
Novelis Corp.(a)
11/15/2026	3.250%	256,000	247,423
01/30/2030	4.750%	554,000	520,732
08/15/2031	3.875%	244,000	213,755
Novelis, Inc.(a)
01/30/2030	6.875%	109,000	111,570
Total			5,192,457
Midstream 0.8%
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	352,000	360,155
CNX Midstream Partners LP(a)
04/15/2030	4.750%	879,000	810,438
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	945,000	991,509
DT Midstream, Inc.(a)
06/15/2029	4.125%	891,000	842,708
Enbridge, Inc.
04/05/2027	5.250%	4,086,000	4,129,499
EQM Midstream Partners LP(a)
01/15/2029	4.500%	204,000	196,817
04/01/2029	6.375%	231,000	235,129
01/15/2031	4.750%	1,099,000	1,046,691
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	3.250%	3,995,000	3,043,283
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NuStar Logistics LP
10/01/2025	5.750%	513,000	514,185
06/01/2026	6.000%	414,000	416,559
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	3,195,000	2,657,365
Sunoco LP(a)
05/01/2029	7.000%	301,000	311,347
05/01/2032	7.250%	299,000	311,981
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	715,000	710,754
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	898,000	830,821
08/15/2031	4.125%	692,000	625,423
11/01/2033	3.875%	1,567,000	1,349,866
Venture Global LNG, Inc.(a),(g),(k)
	9.000%	371,000	386,725
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	249,000	260,344
01/15/2030	7.000%	195,000	199,376
06/01/2031	8.375%	701,000	737,583
02/01/2032	9.875%	292,000	321,426
Total			21,289,984
Natural Gas 0.1%
NiSource, Inc.
05/01/2030	3.600%	3,737,000	3,496,947
Oil Field Services 0.1%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%	174,000	176,353
Nabors Industries, Inc.(a)
01/31/2030	9.125%	591,000	613,924
08/15/2031	8.875%	601,000	569,841
Noble Finance II LLC(a)
04/15/2030	8.000%	206,000	209,604
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	481,985	494,467
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	507,000	519,229
Transocean, Inc.(a)
05/15/2029	8.250%	150,000	150,688
05/15/2031	8.500%	352,000	354,502
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	535,000	547,779
Total			3,636,387
Other Industry 0.0%
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	215,000	211,250

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	173,000	177,368
Total			388,618
Other REIT 0.1%
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	331,000	330,557
06/15/2029	4.750%	1,060,000	1,008,025
07/15/2031	7.000%	232,000	238,770
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	401,000	396,519
05/15/2029	4.875%	233,000	222,675
02/01/2030	7.000%	178,000	182,235
RHP Hotel Properties LP/Finance Corp.(a)
04/01/2032	6.500%	323,000	325,450
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	219,000	214,338
09/15/2029	4.000%	241,000	221,396
Service Properties Trust(a)
11/15/2031	8.625%	309,000	327,922
XHR LP(a)
05/15/2030	6.625%	91,000	91,983
Total			3,559,870
Packaging 0.1%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	1,227,000	1,070,526
Canpack SA/US LLC(a)
11/15/2029	3.875%	578,000	521,665
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	355,000	361,748
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	414,000	411,954
08/15/2027	8.500%	202,000	202,177
Total			2,568,070
Paper 0.0%
Glatfelter Corp.(a)
11/15/2031	7.250%	229,000	225,840
Pharmaceuticals 1.5%
1375209 BC Ltd.(a)
01/30/2028	9.000%	123,000	123,174
AbbVie, Inc.
03/15/2029	4.800%	15,237,000	15,262,074
11/21/2029	3.200%	4,208,000	3,922,795
Amgen, Inc.
03/02/2063	5.750%	3,618,000	3,490,895
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gilead Sciences, Inc.
03/01/2026	3.650%	18,174,000	18,015,952
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	1,286,000	1,190,080
Organon Finance 1 LLC(a)
04/30/2028	4.125%	332,000	314,825
04/30/2031	5.125%	499,000	451,313
Total			42,771,108
Property & Casualty 0.3%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	472,000	456,274
10/15/2027	6.750%	520,000	517,800
04/15/2028	6.750%	782,000	790,312
11/01/2029	5.875%	220,000	211,867
01/15/2031	7.000%	162,000	164,968
10/01/2031	6.500%	165,000	165,159
10/01/2032	7.375%	345,000	352,614
AmWINS Group, Inc.(a)
02/15/2029	6.375%	385,000	389,808
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%	72,000	74,052
Ardonagh Group Finance Ltd.(a),(l)
02/15/2032	8.875%	280,000	291,175
AssuredPartners, Inc.(a)
01/15/2029	5.625%	618,000	625,272
02/15/2032	7.500%	112,000	121,068
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	800,000	783,660
HUB International Ltd.(a)
12/01/2029	5.625%	439,000	430,272
01/31/2032	7.375%	144,000	148,151
HUB International, Ltd.(a)
06/15/2030	7.250%	1,076,000	1,112,241
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	700,000	716,890
Ryan Specialty LLC(a)
08/01/2032	5.875%	372,000	368,969
USI, Inc.(a)
01/15/2032	7.500%	334,000	349,063
Total			8,069,615
Railroads 0.2%
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	488,000	489,626
Norfolk Southern Corp.
06/15/2026	2.900%	4,357,000	4,264,908
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	472,000	489,097
Total			5,243,631
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
09/15/2029	5.625%	231,000	230,199
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	454,000	427,891
Yum! Brands, Inc.
03/15/2031	3.625%	223,000	199,613
04/01/2032	5.375%	507,000	495,593
Total			1,353,296
Retailers 0.5%
Asbury Automotive Group, Inc.(a)
02/15/2032	5.000%	566,000	529,567
Belron UK Finance PLC(a)
10/15/2029	5.750%	144,000	142,946
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	153,000	145,107
01/15/2030	6.375%	88,000	89,558
Hanesbrands, Inc.(a)
05/15/2026	4.875%	285,000	282,596
02/15/2031	9.000%	273,000	291,653
L Brands, Inc.
06/15/2029	7.500%	63,000	64,880
L Brands, Inc.(a)
10/01/2030	6.625%	789,000	804,119
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	219,000	207,377
08/01/2031	8.250%	227,000	238,601
Lithia Motors, Inc.(a)
01/15/2031	4.375%	325,000	299,343
Lowe’s Companies, Inc.
04/01/2062	4.450%	10,699,000	8,314,535
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	406,000	388,603
02/15/2029	7.750%	628,000	625,448
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	730,000	646,310
Total			13,070,643
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	60,000	60,197
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	428,000	419,772
01/15/2027	4.625%	210,000	206,413
Total			686,382
Technology 1.2%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	302,000	306,181
Block, Inc.
06/01/2026	2.750%	1,151,000	1,120,292
06/01/2031	3.500%	214,000	190,396
Block, Inc.(a)
05/15/2032	6.500%	304,000	310,917
Broadcom, Inc.(a)
11/15/2036	3.187%	8,341,000	6,680,382
Camelot Finance SA(a)
11/01/2026	4.500%	319,000	313,312
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	291,000	281,791
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	247,000	234,739
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	252,000	237,170
07/01/2029	4.875%	765,000	717,480
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	1,046,000	1,071,244
06/30/2032	8.250%	717,000	744,991
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	643,000	634,136
Dun & Bradstreet Corp. (The)(a)
12/15/2029	5.000%	182,000	177,054
Ellucian Holdings, Inc.(a)
12/01/2029	6.500%	135,000	135,824
Entegris Escrow Corp.(a)
06/15/2030	5.950%	1,044,000	1,039,859
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	945,000	989,763
HealthEquity, Inc.(a)
10/01/2029	4.500%	587,000	554,089
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	580,000	536,401
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	598,000	616,726
Intel Corp.
03/25/2050	4.750%	3,510,000	2,729,525
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	560,000	527,906
05/30/2029	9.500%	550,000	575,185

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Iron Mountain, Inc.(a)
09/15/2027	4.875%	555,000	543,844
07/15/2028	5.000%	140,000	136,452
09/15/2029	4.875%	42,000	40,257
07/15/2030	5.250%	319,000	306,671
01/15/2033	6.250%	151,000	151,372
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	884,000	855,133
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	659,000	717,969
NCR Corp.(a)
10/01/2028	5.000%	530,000	510,700
04/15/2029	5.125%	160,000	152,625
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	738,000	628,907
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	1,090,000	1,005,968
01/15/2033	5.000%	3,969,000	3,874,106
Picard Midco, Inc.(a)
03/31/2029	6.500%	1,062,000	1,044,113
PTC, Inc.(a)
02/15/2025	3.625%	149,000	148,883
Seagate HDD
12/15/2029	8.250%	290,000	311,225
Sensata Technologies, Inc.(a)
07/15/2032	6.625%	246,000	247,929
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	425,000	420,093
08/15/2032	6.750%	160,000	164,272
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	283,000	287,415
UKG, Inc.(a)
02/01/2031	6.875%	858,000	875,647
Zebra Technologies Corp.(a)
06/01/2032	6.500%	325,000	332,600
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	951,000	874,783
Total			34,356,327
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc.(a)
01/15/2030	8.250%	184,000	190,213
02/15/2031	8.000%	572,000	590,804
ERAC USA Finance LLC(a)
11/01/2025	3.800%	455,000	452,153
05/01/2028	4.600%	7,614,000	7,576,019
Total			8,809,189
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.7%
Altice France Holding SA(a)
02/15/2028	6.000%	559,000	151,706
Altice France SA(a)
07/15/2029	5.125%	675,000	538,206
10/15/2029	5.500%	681,000	543,711
T-Mobile US, Inc.
02/15/2031	2.875%	18,247,000	16,110,154
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	730,000	636,130
07/15/2031	4.750%	600,000	527,644
04/15/2032	7.750%	208,000	210,705
Total			18,718,256
Wirelines 0.1%
Fibercop SpA(a)
07/18/2036	7.200%	49,000	50,124
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	599,000	633,381
03/15/2031	8.625%	576,000	615,669
Iliad Holding SAS(a)
10/15/2028	7.000%	715,000	727,484
Iliad Holding SASU(a)
04/15/2031	8.500%	250,000	268,389
04/15/2032	7.000%	200,000	202,933
Optics Bidco SpA(a)
06/04/2038	7.721%	169,000	178,030
Verizon Communications, Inc.
03/21/2031	2.550%	286,000	247,668
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	387,000	400,712
Total			3,324,390
Total Corporate Bonds & Notes (Cost $695,802,831)			652,264,641

Foreign Government Obligations(m) 1.7%

Canada 0.0%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	175,000	174,581
11/15/2028	8.500%	197,000	209,256
05/15/2029	4.250%	216,000	197,237
02/15/2030	9.000%	486,000	516,770
12/01/2031	7.000%	142,000	143,482
Total			1,241,326
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2025 (Unaudited)
Foreign Government Obligations(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Colombia 0.3%
Colombia Government International Bond
04/15/2031	3.125%	3,793,000	3,029,819
04/22/2032	3.250%	2,860,000	2,206,494
05/15/2049	5.200%	4,442,000	3,002,610
Total			8,238,923
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/25/2027	5.950%	785,000	785,796
Egypt 0.1%
Egypt Government International Bond(a)
02/16/2031	5.875%	4,255,000	3,629,960
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%	2,250,000	2,058,075
Indonesia 0.1%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(a)
06/30/2050	4.000%	4,100,000	2,834,587
Ivory Coast 0.1%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%	2,801,000	2,508,713
Mexico 0.1%
Petroleos Mexicanos
03/13/2027	6.500%	3,251,000	3,137,019
Paraguay 0.1%
Paraguay Government International Bond(a)
08/11/2044	6.100%	2,465,000	2,335,716
Qatar 0.3%
Qatar Government International Bond(a)
03/14/2049	4.817%	2,400,000	2,184,311
Qatar Petroleum(a)
07/12/2031	2.250%	5,762,000	4,864,827
Total			7,049,138
Russian Federation 0.0%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%	1,320,000	811,225
Saudi Arabia 0.1%
Gaci First Investment Co.(a)
10/13/2032	5.250%	4,205,000	4,146,324
Foreign Government Obligations(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2049	5.750%	1,994,000	1,486,051
United Arab Emirates 0.3%
DP World Ltd.(a)
09/25/2048	5.625%	3,620,000	3,345,478
DP World PLC(a)
07/02/2037	6.850%	3,540,000	3,806,302
Total			7,151,780
Total Foreign Government Obligations (Cost $55,518,584)			47,414,633

Residential Mortgage-Backed Securities - Agency(n) 42.5%

Fannie Mae REMICS(b),(o)
CMO Series 2022-27 Class SJ
-1.0 x 30-day Average SOFR + 6.100% Cap 6.100% 06/25/2052	1.749%	25,383,694	2,227,990
CMO Series 2023-46 Class SC
30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	1.535%	34,179,819	3,220,214
CMO Series 2023-57 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 02/25/2050	1.535%	40,209,424	4,549,149
CMO Series 2023-65 Class S
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/25/2050	1.535%	17,546,436	1,793,160
Fannie Mae REMICS(b)
CMO Series 2025-10 Class FB
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 02/25/2055	5.199%	15,000,000	14,723,110
CMO Series 2025-4 Class FA
30-day Average SOFR + 1.200% Floor 1.200%, Cap 7.000% 07/25/2054	5.711%	17,700,000	17,697,136
Federal Home Loan Mortgage Corp.
04/01/2026	4.000%	14,970	14,881
12/01/2046- 08/01/2052	3.500%	70,968,719	63,253,772
12/01/2051	2.500%	18,114,752	14,963,107
02/01/2052- 05/01/2052	3.000%	63,502,136	54,256,326
03/01/2052	2.000%	26,089,886	20,329,616

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
09/01/2052- 11/01/2054	5.000%	68,615,647	66,921,103
02/01/2053- 05/01/2053	4.500%	58,655,830	55,364,526
09/01/2053- 12/01/2053	5.500%	40,699,409	40,569,488
12/01/2053	6.000%	21,936,314	22,374,980
Federal Home Loan Mortgage Corp.(p)
09/01/2049	3.000%	4,022,897	3,478,551
Federal Home Loan Mortgage Corp.(b),(o)
CMO Series 3922 Class SH
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 09/15/2041	1.379%	155,192	11,479
CMO Series 4097 Class ST
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2042	1.529%	516,163	56,510
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	1.649%	475,564	42,760
CMO Series 4903 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	1.585%	8,756,916	882,959
CMO Series 4979 Class KS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2048	1.585%	4,396,483	491,590
CMO STRIPS Series 2012-278 Class S1
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2042	1.529%	660,466	58,230
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 5.856% Cap 5.970% 08/15/2043	1.449%	318,312	29,067
Federal Home Loan Mortgage Corp.(o)
CMO Series 4176 Class BI
03/15/2043	3.500%	600,215	73,418
Residential Mortgage-Backed Securities - Agency(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. REMICS(b),(o)
CMO Series 4703 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/15/2047	1.629%	16,926,796	1,695,618
CMO Series 4920 Class SA
-1.0 x 30-day Average SOFR + 6.164% Cap 6.050% 10/15/2049	1.585%	31,002,793	3,016,950
CMO Series 5345 Class SE
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2048	1.479%	25,955,906	2,469,668
Federal Home Loan Mortgage Corp. REMICS(o)
CMO Series 5034 Class GI
11/25/2050	2.500%	17,308,889	2,606,243
CMO Series 5078 Class TI
02/25/2051	2.500%	22,663,247	3,474,276
CMO Series 5187 Class IK
01/25/2052	3.000%	20,459,552	3,653,916
Federal National Mortgage Association(b)
6-month Term SOFR + 1.415% Floor 1.415%, Cap 11.040% 06/01/2032	6.290%	2,041	2,033
1-year CMT + 2.305% Floor 2.305%, Cap 10.430% 07/01/2037	7.430%	43,692	44,955
Federal National Mortgage Association(p)
08/01/2043- 02/01/2048	4.000%	7,745,479	7,267,100
04/01/2049- 11/01/2051	3.000%	30,070,460	25,994,872
Federal National Mortgage Association
04/01/2051- 04/01/2052	3.000%	47,678,289	41,003,622
01/01/2052- 04/01/2052	2.500%	44,801,265	36,856,478
04/01/2052- 07/01/2052	4.000%	54,959,276	50,614,066
05/01/2052- 09/01/2052	3.500%	98,017,367	87,405,098
09/01/2052- 09/01/2053	5.000%	31,530,790	30,693,375
10/01/2053	5.500%	20,082,076	20,021,528
CMO Series 2017-72 Class B
09/25/2047	3.000%	4,101,384	3,701,732
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b),(o)
CMO Series 2013-101 Class CS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 10/25/2043	1.435%	1,682,145	153,627
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	1.685%	1,004,958	104,834
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	1.535%	725,924	74,658
CMO Series 2016-53 Class KS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	1.535%	3,329,962	329,755
CMO Series 2016-57 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	1.535%	7,157,546	711,278
CMO Series 2017-109 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2048	1.685%	3,542,199	374,265
CMO Series 2017-20 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 04/25/2047	1.635%	3,183,763	312,856
CMO Series 2017-54 Class NS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	1.685%	2,885,538	340,211
CMO Series 2017-54 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	1.685%	5,835,799	641,193
CMO Series 2018-66 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	1.735%	3,820,567	429,868
Residential Mortgage-Backed Securities - Agency(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-67 MS Class MS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	1.735%	2,962,147	354,482
CMO Series 2018-74 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	1.685%	5,395,138	565,339
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	1.585%	12,716,483	1,303,389
CMO Series 2019-42 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	1.585%	22,533,296	2,268,024
CMO Series 2019-60 Class SH
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 10/25/2049	1.585%	8,198,034	804,376
CMO Series 2019-67 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 11/25/2049	1.585%	7,003,645	777,653
Federal National Mortgage Association REMICS(b),(o)
CMO Series 2013-26 Class SE
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 04/25/2043	1.685%	14,356,793	1,272,056
CMO Series 2019-25 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2049	1.585%	19,381,656	1,898,534
Freddie Mac REMICS(o)
CMO Series 5152 Class XI
11/25/2050	2.500%	36,566,271	4,146,286
CMO Series 5287 Class NI
05/25/2051	3.500%	19,125,695	4,023,910
Freddie Mac REMICS(b),(o)
CMO Series 5326 Class SE
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 08/25/2053	1.599%	20,002,438	1,342,156

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5362 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/15/2049	1.529%	22,371,180	2,173,991
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 1.500%, Cap 11.500% 07/20/2025	4.625%	308	308
Government National Mortgage Association(p)
04/20/2048	4.500%	2,972,852	2,852,928
Government National Mortgage Association(o)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	2,813,652	295,756
CMO Series 2020-175 Class KI
11/20/2050	2.500%	20,964,673	2,992,799
CMO Series 2020-189 Class HI
12/20/2050	3.000%	25,608,318	4,048,043
CMO Series 2020-191 Class UG
12/20/2050	3.500%	13,772,984	2,361,739
CMO Series 2021-119 Class QI
07/20/2051	3.000%	19,108,436	2,985,223
CMO Series 2021-140 Class IJ
08/20/2051	3.000%	31,517,897	5,474,337
CMO Series 2021-16 Class KI
01/20/2051	2.500%	18,884,985	2,666,860
CMO Series 2021-89 Class IO
05/20/2051	3.000%	20,162,867	3,157,936
CMO Series 2021-97 Class IQ
06/20/2051	2.500%	11,799,599	1,563,032
Government National Mortgage Association(b),(o)
CMO Series 2015-110 Class MS
-1.0 x 1-month Term SOFR + 5.596% Cap 5.710% 08/20/2045	1.297%	10,727,161	921,278
CMO Series 2016-120 Class NS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 09/20/2046	1.687%	19,711,983	2,360,727
CMO Series 2017-130 Class GS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	1.787%	8,593,387	1,125,747
Residential Mortgage-Backed Securities - Agency(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-130 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	1.787%	3,830,707	395,874
CMO Series 2017-134 Class SD
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2047	1.787%	14,624,520	1,854,632
CMO Series 2017-149 Class BS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2047	1.787%	4,800,371	569,605
CMO Series 2017-153 Class SE
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2047	1.787%	18,769,162	2,122,584
CMO Series 2017-163 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	1.787%	2,006,473	220,375
CMO Series 2017-37 Class SB
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 03/20/2047	1.737%	2,901,994	345,200
CMO Series 2018-103 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	1.787%	2,709,885	294,469
CMO Series 2018-112 Class LS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	1.787%	3,427,624	381,291
CMO Series 2018-125 Class SK
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2048	1.837%	4,427,900	421,881
CMO Series 2018-134 Class KS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2048	1.787%	3,600,104	381,096
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-139 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	1.737%	2,502,536	266,162
CMO Series 2018-148 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2045	1.787%	20,566,124	2,260,999
CMO Series 2018-148 Class SB
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 01/20/2048	1.787%	6,855,087	827,785
CMO Series 2018-151 Class SA
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	1.737%	5,793,272	629,727
CMO Series 2018-89 Class MS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	1.787%	3,490,039	371,297
CMO Series 2018-89 Class SM
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	1.787%	4,610,239	434,804
CMO Series 2018-91 Class DS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	1.787%	3,446,321	364,401
CMO Series 2019-20 Class JS
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 02/20/2049	1.587%	5,510,998	576,421
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	1.737%	3,958,947	412,737
CMO Series 2019-56 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	1.737%	4,222,771	461,301
Residential Mortgage-Backed Securities - Agency(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-59 Class KS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2049	1.637%	4,264,606	458,743
CMO Series 2019-6 Class SD
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2049	1.687%	17,844,785	2,027,369
CMO Series 2019-85 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	1.737%	3,781,983	425,549
CMO Series 2019-90 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	1.737%	6,138,160	756,634
CMO Series 2020-21 Class VS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 02/20/2050	1.637%	3,021,192	330,049
CMO Series 2020-61 Class SW
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	1.637%	22,960,498	2,278,926
CMO Series 2020-62 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2050	1.737%	5,279,393	575,147
CMO Series 2021-116 Class YS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2050	1.787%	23,209,942	2,990,875
CMO Series 2022-18 Class SL
-1.0 x 30-day Average SOFR + 6.300% Cap 6.300% 01/20/2052	1.927%	20,660,856	2,861,334
CMO Series 2022-207 Class SC
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2050	1.687%	36,188,012	3,985,842

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-63 Class GS
-1.0 x 30-day Average SOFR + 5.500% Cap 5.500% 04/20/2052	1.127%	27,010,622	2,660,225
CMO Series 2022-81 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	1.787%	19,256,059	1,981,527
CMO Series 2023-101 Class SE
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 07/20/2053	1.627%	26,509,055	1,387,370
CMO Series 2023-132 Class SB
-1.0 x 30-day Average SOFR + 6.500% Cap 6.500% 09/20/2053	2.127%	46,315,416	3,642,226
CMO Series 2023-141 Class SN
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/20/2049	1.637%	34,308,569	3,921,284
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	1.637%	34,929,296	3,848,080
CMO Series 2023-66 Class AS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 09/20/2049	1.687%	30,140,563	3,301,498
CMO Series 2024-30 Class XH
-1.0 x 30-day Average SOFR + 5.850% Cap 5.850% 02/20/2054	1.477%	33,559,672	2,698,157
CMO Series 2024-51 Class SA
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 03/20/2054	1.627%	26,937,050	2,314,264
CMO Series 2024-59 Class JS
30-day Average SOFR + 7.150% Cap 7.150% 04/20/2054	2.777%	41,685,992	5,501,538
Residential Mortgage-Backed Securities - Agency(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-59 Class SW
-1.0 x 30-day Average SOFR + 5.450% Cap 5.450% 04/20/2054	1.077%	25,885,601	1,328,079
CMO Series 2024-64 Class KS
-1.0 x 30-day Average SOFR + 5.450% Cap 5.450% 04/20/2054	1.077%	56,157,930	4,031,982
CMO Series 2024-92 Class DS
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 05/20/2054	1.577%	19,004,655	1,518,829
Government National Mortgage Association TBA(e)
02/20/2054	5.000%	75,000,000	72,878,906
02/20/2055	4.000%	36,000,000	33,148,125
02/20/2055	4.500%	50,000,000	47,281,250
Uniform Mortgage-Backed Security TBA(e)
02/18/2040	3.000%	32,000,000	29,840,501
02/13/2055	4.000%	50,000,000	45,718,750
02/13/2055	4.500%	50,000,000	47,050,781
02/13/2055	5.000%	15,000,000	14,483,836
02/13/2055	5.500%	53,000,000	52,340,313
02/13/2055	6.000%	31,000,000	31,210,625
Total Residential Mortgage-Backed Securities - Agency (Cost $1,253,641,359)			1,207,485,361

Residential Mortgage-Backed Securities - Non-Agency 16.7%

Angel Oak Mortgage Trust I LLC(a),(c)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	886,135	882,928
BVRT Financing Trust(a),(b),(j)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	3,039,914	3,039,914
CAFL Issuer LLC(a),(g)
CMO Series 2021-RTL1 Class A1
03/28/2029	2.239%	2,473,114	2,457,369
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class M1
01/25/2067	3.990%	4,000,000	3,380,770
CMO Series 2022-3 Class A1
05/25/2067	5.000%	9,643,721	9,689,123
CMO Series 2022-5 Class A1
01/25/2058	6.000%	5,155,166	5,175,123
CHNGE Mortgage Trust(a),(g)
CMO Series 2023-3 Class A1
07/25/2058	7.100%	9,184,375	9,305,920
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(a)
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	1,234,224	1,223,082
COLT Mortgage Loan Trust(a),(c)
CMO Series 2021-3 Class A1
09/27/2066	0.956%	6,030,545	5,006,600
CMO Series 2021-5 Class A3
11/26/2066	2.807%	6,400,000	4,782,398
CMO Series 2021-6 Class A3
12/25/2066	3.006%	8,426,000	6,506,715
COLT Mortgage Loan Trust(a),(g)
CMO Series 2024-7 Class A1
12/26/2069	5.538%	7,336,768	7,341,437
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
30-day Average SOFR + 2.264% 11/25/2039	6.616%	840,848	843,986
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	1,270,836	1,117,294
Cross Mortgage Trust(a),(c)
CMO Series 2024-H7 Class A1
11/25/2069	5.585%	9,670,043	9,659,050
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2020-2 Class M1
05/25/2065	4.112%	7,190,000	6,922,352
CMO Series 2021-4 Class A1
11/25/2066	1.931%	5,445,021	4,715,772
CMO Series 2021-4 Class A3
11/25/2066	2.239%	5,649,209	4,927,664
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	2,500,000	2,231,331
FIGRE Trust(a),(c)
CMO Series 2023-HE3 Class B
01/25/2042	6.971%	2,862,883	2,957,719
FMC GMSR Issuer Trust(a),(c)
CMO Series 2020-GT1 Class A
01/25/2026	4.450%	10,500,000	10,122,505
Freddie Mac STACR(b)
CMO Series 2020-CS02 Class M4
30-day Average SOFR + 0.000% 06/25/2033	4.617%	3,399,602	3,386,449
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	6.001%	1,904,753	1,918,212
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-DNA1 Class M1B
30-day Average SOFR + 1.850% 01/25/2042	6.201%	7,900,000	8,005,814
CMO Series 2022-HQA1 Class M2
30-day Average SOFR + 5.250% 03/25/2042	9.601%	5,132,000	5,526,120
GCAT Trust(a),(c)
CMO Series 2021-CM1 Class A1
04/25/2065	2.469%	4,646,640	4,383,372
CMO Series 2021-NQM6 Class A2
08/25/2066	2.710%	4,100,000	3,223,707
CMO Series 2021-NQM6 Class A3
08/25/2066	2.810%	7,500,000	5,598,762
CMO Series 2021-NQM7 Class A3
08/25/2066	2.891%	10,000,000	7,516,447
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	7.251%	10,192,881	10,245,915
HTAP Issuer Trust(a)
CMO Series 2024-2 Class A
04/25/2042	6.500%	13,465,658	13,198,947
Imperial Fund Mortgage Trust(a),(c)
CMO Series 2021-NQM4 Class A2
01/25/2057	2.296%	3,075,035	2,651,557
Legacy Mortgage Asset Trust(a),(g)
CMO Series 2021-GS1 Class A1
10/25/2066	4.892%	4,692,931	4,699,459
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	3,604,861	3,597,901
CMO Series 2021-SL2 Class A
10/25/2068	4.875%	5,149,466	5,112,115
MFA Trust(a),(c)
CMO Series 2020-NQM1 Class M1
08/25/2049	3.071%	2,800,000	2,559,932
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	12,854,000	11,781,654
MFA Trust(g)
CMO Series 2024-NPL1 Class A1
10/25/2062	6.330%	14,480,423	14,483,490
Mill City Mortgage Loan Trust(a),(g)
CMO Series 2023-NQM1 Class A1
10/25/2067	6.050%	3,848,921	3,868,828
New Residential Mortgage Loan Trust(a),(c)
Subordinated CMO Series 2020-RPL1 Class B4
11/25/2059	3.858%	10,000,000	6,685,343

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	1,572,851	1,549,412
OBX Trust(a),(g)
CMO Series 2024-NQM16 Class A1
10/25/2064	5.530%	6,257,731	6,250,182
Point Securitization Trust(a),(c)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	6,820,726	6,720,575
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2021-8 Class A1
09/25/2026	4.743%	3,581,815	3,547,516
PRET LLC(a),(g)
CMO Series 2024-NPL1 Class A1
01/25/2054	7.143%	7,882,084	7,932,248
CMO Series 2024-NPL4 Class A1
07/25/2054	6.996%	5,281,973	5,285,253
CMO Series 2024-NPL5 Class A1
09/25/2054	5.963%	11,846,018	11,798,830
CMO Series 2024-NPL6 Class A1
10/25/2054	5.926%	13,309,662	13,337,556
CMO Series 2024-NPL6 Class A2
10/25/2054	8.716%	7,500,000	7,515,110
CMO Series 2024-NPL7 Class A1
10/25/2054	5.925%	9,619,875	9,641,533
CMO Series 2024-NPL8 Class A1
11/25/2054	5.963%	7,843,385	7,865,886
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	10,934,886	11,014,093
Pretium Mortgage Credit Partners(a),(g)
CMO Series 2022-NPL1 Class A1
01/25/2052	5.980%	10,867,251	10,858,349
Pretium Mortgage Credit Partners LLC(a),(g)
CMO Series 2021-RN2 Class A1
07/25/2051	4.744%	3,222,909	3,202,814
PRPM LLC(a),(g)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	3,116,577	2,853,314
CMO Series 2024-5 Class A1
09/25/2029	5.689%	6,559,612	6,522,255
CMO Series 2024-8 Class A1
12/25/2029	5.897%	6,345,432	6,349,379
Radnor Re Ltd.(a),(b)
CMO Series 2024-1 Class M1A
30-day Average SOFR + 2.000% Floor 2.000% 09/25/2034	6.857%	3,899,958	3,907,267
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RCO Mortgage LLC(a),(g)
CMO Series 2024-1 Class A1
01/25/2029	7.021%	6,907,108	6,928,385
RCO X Mortgage LLC(a),(e),(g),(h),(j)
CMO Series 2025-1 Class A1
01/25/2030	5.968%	10,000,000	9,999,900
Saluda Grade Alternative Mortgage Trust(a),(c),(h),(j)
Subordinated CMO Series 2023-FIG4 Class CE
11/25/2053	49.381%	5,049,948	8,615,211
SG Residential Mortgage Trust(a),(c)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	3,801,000	3,776,021
Stanwich Mortgage Loan Co. LLC(a),(g)
CMO Series 2021-NPB1 Class A1
10/16/2026	6.235%	431,966	431,920
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2020-3 Class M1
04/25/2065	3.544%	6,500,000	5,597,988
CMO Series 2021-3 Class A1
06/25/2056	1.127%	1,681,205	1,440,636
CMO Series 2021-6 Class A3
11/25/2066	2.933%	13,954,000	9,702,007
CMO Series 2022-2 Class A1
02/25/2067	3.152%	2,405,440	2,252,794
Toorak Mortgage Trust(a),(g)
CMO Series 2024-RRTL2 Class A1
09/25/2039	5.504%	10,200,000	10,123,502
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	6,928,709	6,905,296
VCAT LLC(a),(g)
CMO Series 2021-NPL4 Class A2
08/25/2051	3.844%	1,356,419	1,317,718
Vericrest Opportunity Loan Transferee CVI LLC(a),(g)
CMO Series 2021-NP12 Class A1
12/26/2051	2.734%	13,330,836	13,317,388
Vericrest Opportunity Loan Transferee XCIX LLC(a),(g)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	1,761,042	1,756,863
Vericrest Opportunity Loan Transferee XCVI LLC(a),(g)
CMO Series 2021-NPL5 Class A1
03/27/2051	5.116%	1,968,512	1,968,488
Verus Securitization Trust(a),(c)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	13,245,000	12,637,809
CMO Series 2020-4 Class M1
05/25/2065	3.291%	4,000,000	3,787,849
CMO Series 2021-5 Class A2
09/25/2066	1.218%	1,651,248	1,394,604
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-5 Class A3
09/25/2066	1.373%	3,126,486	2,646,191
CMO Series 2021-5 Class M1
09/25/2066	2.331%	2,600,000	1,754,506
CMO Series 2021-7 Class A3
10/25/2066	2.240%	5,702,794	4,921,734
CMO Series 2021-R1 Class A1
10/25/2063	0.820%	996,006	939,885
Subordinated CMO Series 2021-8 Class B1
11/25/2066	4.242%	12,412,000	10,080,874
Visio Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	434,195	421,243
Visio Trust(a)
CMO Series 2021-1R Class A1
05/25/2056	1.280%	4,705,979	4,338,569
CMO Series 2021-1R Class A2
05/25/2056	1.484%	1,496,110	1,384,240
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $498,192,903)			475,326,269

Senior Loans 1.4%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
Goat Holdco LLC(b),(l),(q)
Tranche B Term Loan
3-month Term SOFR + 3.000% 12/10/2031	7.311%	55,802	55,913
TransDigm, Inc.(b),(q)
Tranche J Term Loan
3-month Term SOFR + 2.500% 02/28/2031	6.829%	298,500	299,611
Total			355,524
Airlines 0.0%
American Airlines, Inc.(b),(q)
Term Loan
6-month Term SOFR + 2.250% 06/04/2029	6.959%	297,000	297,223
Automotive 0.0%
American Axle & Manufacturing, Inc.(b),(q)
Tranche B Term Loan
6-month Term SOFR + 3.000% Floor 0.500% 12/13/2029	7.354%	300,000	300,189
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Clarios Global LP(b),(l),(q)
Tranche B Term Loan
3-month Term SOFR + 2.750% 01/15/2032	7.065%	64,873	64,954
First Brands Group LLC(b),(q)
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	9.552%	297,194	291,622
Total			656,765
Brokerage/Asset Managers/Exchanges 0.1%
Allspring Buyer LLC(b),(q)
Term Loan
3-month Term SOFR + 3.000% 11/01/2030	7.375%	39,283	39,386
Aretec Group, Inc.(b),(q)
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 3.500% 08/09/2030	7.812%	297,750	299,027
Focus Financial Partners LLC(b),(l),(q)
Term Loan
1-month Term SOFR + 3.250% 09/15/2031	7.562%	126,949	127,042
Tranche B8 Term Loan
3-month Term SOFR + 2.750% 09/15/2031	7.041%	13,960	14,069
HighTower Holding LLC(b),(q)
Term Loan
3-month Term SOFR + 3.500% 04/21/2028	8.071%	147,349	147,411
Jane Street Group LLC(b),(q)
Term Loan
3-month Term SOFR + 2.000% 12/15/2031	6.395%	134,649	134,420
Jefferies Finance LLC(b),(q)
Term Loan
1-month Term SOFR + 3.000% 10/21/2031	7.302%	139,658	140,270
June Purchaser LLC(b),(l),(q),(r)
Delayed Draw Term Loan
3-month Term SOFR + 0.375% 11/28/2031	0.375%	19,286	19,487
June Purchaser LLC(b),(q)
Term Loan
3-month Term SOFR + 3.250% 11/28/2031	7.579%	115,714	116,920
Osaic Holdings, Inc.(b),(l),(q)
Tranche B4 Term Loan
1-month Term SOFR + 3.500% 08/17/2028	7.812%	155,034	155,783

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
PEX Holdings LLC(b),(q)
Term Loan
3-month Term SOFR + 2.750% 11/26/2031	7.079%	76,340	76,531
Russell Investments US Institutional Holdco, Inc.(b),(q)
Term Loan
3-month Term SOFR + 6.500% Floor 1.000% 05/30/2027	10.791%	208,680	200,594
VFH Parent LLC(b),(q)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 06/21/2031	7.062%	96,857	97,075
Total			1,568,015
Building Materials 0.1%
Cornerstone Building Brands, Inc.(b),(q)
Tranche C Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 05/15/2031	8.806%	44,715	43,235
Foundation Building Materials, Inc.(b),(q)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/31/2028	7.802%	296,923	291,409
Gulfside Supply, Inc.(b),(q)
Term Loan
3-month Term SOFR + 3.000% 06/17/2031	7.326%	142,906	143,509
Kodiak BP LLC(b),(q)
Term Loan
3-month Term SOFR + 3.750% 12/04/2031	8.046%	25,862	25,858
LBM Acquisition LLC (b),(q)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 06/06/2031	8.152%	297,734	293,753
Madison Safety & Flow LLC(b),(q)
1st Lien Term Loan
1-month Term SOFR + 3.250% 09/26/2031	7.562%	40,841	41,135
Quikrete Holdings, Inc.(b),(l),(q)
Tranche B Term Loan
3-month Term SOFR + 2.250% 01/31/2032		479	481
Quikrete Holdings, Inc.(b),(q)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.500% 04/14/2031	6.812%	296,975	297,272
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Specialty Building Products Holdings LLC(b),(q)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/15/2028	8.162%	118,445	117,903
Standard Building Solutions, Inc.(b),(q)
Term Loan
1-month Term SOFR + 1.750% Floor 0.500% 09/22/2028	6.050%	101,693	101,952
White Cap Supply Holdings LLC(b),(q)
Tranche C Term Loan
1-month Term SOFR + 3.250% 10/19/2029	7.562%	297,727	298,209
Total			1,654,716
Cable and Satellite 0.0%
Charter Communications Operating LLC(b),(q)
Tranche B5 Term Loan
3-month Term SOFR + 2.250% 12/15/2031	6.560%	57,441	57,370
Sunrise Financing Partner(b),(l),(q)
Term Loan
3-month Term SOFR + 2.500% 02/29/2032		60,740	60,588
UPC Financing Partnership(b),(q)
Tranche AX Term Loan
1-month Term SOFR + 2.925% 01/31/2029	7.346%	91,260	91,271
Virgin Media Bristol LLC(b),(q)
Tranche N Term Loan
1-month Term SOFR + 2.500% 01/31/2028	6.921%	300,000	295,188
Total			504,417
Chemicals 0.1%
A-AP Buyer, Inc.(b),(q)
Term Loan
1-month Term SOFR + 3.250% 09/09/2031	7.562%	43,818	44,092
Ineos Quattro Holdings UK Ltd.(b),(q)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	8.662%	297,750	298,122
Ineos US Finance LLC(b),(q)
Term Loan
1-month Term SOFR + 3.000% 02/07/2031	7.312%	298,502	298,254
Innophos Holdings, Inc.(b),(q)
Term Loan
1-month Term SOFR + 4.250% 02/05/2027	8.676%	149,607	149,954
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Olympus Water US Holding Corp.(b),(q)
Tranche B6 Term Loan
3-month Term SOFR + 3.000% 06/20/2031	7.337%	276,100	276,407
USALCO LLC(b),(l),(q),(r)
Term Loan
3-month Term SOFR + 0.000% Floor 0.500% 09/30/2031	1.000%	5,806	5,866
USALCO LLC(b),(q)
Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 09/30/2031	8.312%	56,349	56,930
Windsor Holdings III LLC(b),(q)
Tranche B Term Loan
1-month Term SOFR + 3.500% 08/01/2030	7.802%	297,008	299,110
WR Grace Holdings LLC(b),(q)
Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 09/22/2028	7.579%	509,250	513,069
Total			1,941,804
Consumer Cyclical Services 0.1%
AlixPartners LLP(b),(q)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 02/04/2028	6.926%	296,915	297,805
Arches Buyer, Inc.(b),(q)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.662%	296,907	290,844
Conservice Midco LLC(b),(q)
1st Lien Term Loan
1-month Term SOFR + 3.500% 05/13/2027	7.857%	297,008	297,750
Corporation Service Co.(b),(q)
Tranche B Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 11/02/2029	6.299%	307,841	308,162
Ensemble RCM LLC(b),(q)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/01/2029	7.291%	69,960	70,506
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Fleet Midco I Ltd.(b),(q)
Tranche B2 Term Loan
6-month Term SOFR + 2.750% 02/21/2031	7.578%	102,427	103,067
OMNIA Partners LLC(b),(q)
Term Loan
3-month Term SOFR + 2.750% 07/25/2030	7.050%	149,625	150,233
PG Polaris Bidco SARL(b),(q)
Term Loan
3-month Term SOFR + 3.000% 03/26/2031	7.329%	282,529	284,244
Prime Security Services Borrower LLC(b),(q)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.000% 10/13/2030	6.326%	148,877	149,190
Raven Acquisition Holdings LLC(b),(q)
Term Loan
1-month Term SOFR + 3.250% 11/19/2031	7.562%	69,763	69,981
Raven Acquisition Holdings LLC(b),(l),(q),(r)
Term Loan
3-month Term SOFR + 0.000% 11/19/2031	3.250%	4,983	4,999
Total			2,026,781
Consumer Products 0.0%
Bombardier Recreational Products, Inc.(b),(q)
Term Loan
1-month Term SOFR + 2.750% 01/22/2031	7.062%	296,250	296,297
Recess Holdings, Inc.(b),(q)
Term Loan
3-month Term SOFR + 3.750% 02/21/2030	8.047%	297,750	300,543
Total			596,840
Diversified Manufacturing 0.1%
CD&R Hydra Buyer, Inc.(b),(q)
Term Loan
1-month Term SOFR + 4.000% 03/25/2031	8.412%	210,089	211,035
Dynamo Midco BV(b),(q)
Tranche B Term Loan
6-month Term SOFR + 4.000% 09/30/2031	8.245%	59,850	60,486
EMRLD Borrower LP(b),(q)
Tranche B Term Loan
6-month Term SOFR + 2.500% 05/31/2030	6.933%	283,992	284,733

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Husky Injection Molding Systems Ltd./Yukon Acquisition, Inc.(b),(q)
Term Loan
6-month Term SOFR + 4.500% 02/15/2029	8.785%	253,114	255,119
Madison IAQ LLC(b),(q)
Term Loan
6-month Term SOFR + 2.500% 06/21/2028	6.762%	296,923	297,368
NVENT Thermal LLC(b),(l),(q)
Tranche B Term Loan
3-month Term SOFR + 3.500% 09/12/2031	8.449%	51,563	51,998
TK Elevator Midco GmbH(b),(q)
Tranche B2 Term Loan
6-month Term SOFR + 3.500% Floor 0.500% 04/30/2030	7.737%	297,011	299,084
WEC US Holdings Ltd.(b),(q)
Term Loan
1-month Term SOFR + 2.250% 01/27/2031	6.587%	283,784	284,516
Total			1,744,339
Electric 0.0%
Alpha Generation LLC(b),(q)
Tranche B Term Loan
1-month Term SOFR + 2.750% 09/30/2031	7.062%	81,682	82,070
Calpine Corp.(b),(q)
Term Loan
1-month Term SOFR + 1.750% 01/31/2031	6.062%	298,500	298,292
Carroll County Energy LLC(b),(q)
Term Loan
3-month Term SOFR + 3.250% 06/30/2031	7.579%	132,027	132,936
Compass Power Generation LLC(b),(q)
Tranche B3 Term Loan
1-month Term SOFR + 3.750% 04/14/2029	8.062%	50,639	50,892
Cornerstone Generation(b),(l),(q)
Tranche B Term Loan
3-month Term SOFR + 3.250% 10/28/2031	8.054%	150,000	150,844
EFS Cogen Holdings I LLC(b),(q)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 1.000% 10/03/2031	7.805%	181,724	182,567
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Hamilton Projects Acquiror LLC(b),(q)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 05/31/2031	7.312%	122,776	123,645
Nautilus Power LLC(b),(l),(q)
Term Loan
3-month Term SOFR + 5.250% Floor 2.000% 11/16/2026	9.840%	149,620	149,340
South Field Energy LLC(b),(q)
Tranche B Term Loan
3-month Term SOFR + 3.750% 08/29/2031	8.079%	48,980	49,164
Tranche C Term Loan
3-month Term SOFR + 3.750% 08/29/2031	8.079%	3,053	3,065
Total			1,222,815
Environmental 0.0%
AAL Delaware Holdco, Inc.(b),(q)
Term Loan
1-month Term SOFR + 2.750% 07/30/2031	7.062%	44,963	45,202
Northstar Group Services, Inc.(b),(q)
Tranche B Term Loan
3-month Term SOFR + 4.750% Floor 0.500% 05/31/2030	9.079%	103,022	103,821
Reworld Holding Corp.(b),(q)
Tranche B1 Term Loan
1-month Term SOFR + 2.250% 11/30/2028	6.552%	276,620	277,212
Tranche C1 Term Loan
1-month Term SOFR + 2.250% 11/30/2028	6.552%	21,252	21,297
Tidal Waste & Recycling Holdings LLC(b),(q)
Term Loan
3-month Term SOFR + 3.500% 10/24/2031	7.829%	60,000	60,375
Total			507,907
Food and Beverage 0.0%
A-AG US GSI Bidco, Inc.(b),(q)
Term Loan
3-month Term SOFR + 5.000% 10/31/2031	9.329%	108,333	108,875
Aramark Intermediate HoldCo Corp.(b),(q)
Tranche B7 Term Loan
1-month Term SOFR + 2.000% 04/06/2028	6.312%	300,000	301,200
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aspire Bakeries Holdings LLC(b),(q)
Term Loan
1-month Term SOFR + 4.250% 12/23/2030	8.562%	105,442	107,024
CHG PPC Parent LLC(b),(q)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/08/2028	7.426%	59,076	59,408
Golden State Foods LLC(b),(q)
Term Loan
1-month Term SOFR + 4.250% 12/04/2031	8.576%	123,860	125,223
Primary Products Finance LLC(b),(q)
Tranche B Term Loan
3-month Term SOFR + 3.250% 04/01/2029	7.546%	297,006	297,005
Triton Water Holdings, Inc.(b),(q)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 03/31/2028	7.840%	296,924	297,945
Total			1,296,680
Gaming 0.1%
Caesars Entertainment, Inc.(b),(q)
Tranche B1 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 02/06/2031	6.562%	219,395	219,851
ECL Entertainment LLC(b),(q)
Tranche B Term Loan
1-month Term SOFR + 3.500% 08/30/2030	7.812%	144,219	145,031
Entain PLC(b),(q)
Tranche B3 Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 10/31/2029	7.079%	297,747	299,075
Fertitta Entertainment LLC(b),(q)
Tranche B Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 01/27/2029	7.812%	296,947	298,345
Flutter Entertainment PLC(b),(q)
Tranche B Term Loan
3-month Term SOFR + 1.750% 11/30/2030	6.079%	297,000	296,789
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
HRNI Holdings LLC(b),(j),(q)
Tranche B Term Loan
1-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	8.662%	281,250	283,360
Jack Ohio Finance LLC(b),(l),(q)
Tranche B Term Loan
3-month Term SOFR + 4.250% 01/28/2032	8.562%	60,000	60,300
Ontario Gaming GTA LP(b),(q)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 08/01/2030	8.579%	249,903	250,685
Penn Entertainment, Inc.(b),(q)
Tranche B Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 05/03/2029	6.812%	296,954	298,644
Scientific Games Holdings LP (b),(q)
Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 04/04/2029	7.296%	298,492	299,436
Total			2,451,516
Health Care 0.1%
Agiliti Health, Inc.(b),(q)
Term Loan
6-month Term SOFR + 3.000% 05/01/2030	7.279%	82,705	81,361
Auris Luxembourg III SARL(b),(q)
Tranche B6 Term Loan
6-month Term SOFR + 3.750% 02/28/2029	8.177%	122,421	124,052
Medline Borrower LP(b),(q)
Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 10/23/2028	6.562%	450,880	452,824
Parexel International, Inc.(b),(q)
Tranche B Term Loan
1-month Term SOFR + 2.500% 11/15/2028	6.812%	285,452	286,574
Southern Veterinary Partners LLC(b),(q)
1st Lien Term Loan
3-month Term SOFR + 3.250% 12/04/2031	7.715%	80,889	81,445
Star Parent, Inc.(b),(q)
Term Loan
3-month Term SOFR + 4.000% 09/27/2030	8.329%	297,750	293,739

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Surgery Center Holdings, Inc.(b),(q)
Term Loan
1-month Term SOFR + 2.750% 12/19/2030	7.061%	297,750	298,724
Upstream Newco, Inc.(b),(q)
1st Lien Term Loan
3-month Term SOFR + 4.250% 11/20/2026	8.802%	296,923	251,432
Total			1,870,151
Leisure 0.1%
Alterra Mountain Co.(b),(q)
Tranche B6 Term Loan
1-month Term SOFR + 2.750% 08/17/2028	7.062%	348,232	350,193
Bulldog Purchaser, Inc.(b),(q)
1st Lien Term Loan
3-month Term SOFR + 3.750% 06/27/2031	8.046%	95,714	95,894
Carnival Corp.(b),(q)
Term Loan
1-month Term SOFR + 2.000% 08/08/2027	6.302%	187,959	188,605
Cinemark USA, Inc.(b),(q)
Term Loan
3-month Term SOFR + 2.750% 05/24/2030	7.079%	297,004	299,231
Crown Finance US, Inc.(b),(q)
Term Loan
1-month Term SOFR + 5.250% 12/02/2031	9.587%	127,500	127,217
Endeavor Group Holdings, Inc.(b),(l),(q)
Tranche B Term Loan
3-month Term SOFR + 3.250% 01/27/2032	7.555%	45,000	45,056
Motion Acquisition Ltd.(b),(q)
Tranche B Term Loan
3-month Term SOFR + 3.500% 11/12/2029	7.829%	229,729	226,488
UFC Holdings LLC(b),(q)
Tranche B4 1st Lien Term Loan
3-month Term SOFR + 2.250% 11/21/2031	6.770%	231,780	232,988
Total			1,565,672
Lodging 0.0%
Hilton Grand Vacations Borrower LLC(b),(q)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 08/02/2028	6.312%	202,498	202,778
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Playa Resorts Holding BV(b),(q)
Term Loan
1-month Term SOFR + 2.750% 01/05/2029	7.062%	296,970	297,911
Total			500,689
Media and Entertainment 0.1%
Cengage Learning, Inc.(b),(q)
Term Loan
3-month Term SOFR + 3.500% 03/24/2031	7.936%	199,000	199,900
Creative Artists Agency LLC(b),(q)
Term Loan
1-month Term SOFR + 2.750% 10/01/2031	7.062%	297,750	298,536
Dotdash Meredith, Inc.(b),(q)
Tranche B1 Term Loan
1-month Term SOFR + 3.500% 12/01/2028	7.837%	290,333	292,330
E.W. Scripps Co. (The)(b),(q)
Tranche B3 Term Loan
1-month Term SOFR + 3.000% Floor 0.750% 01/07/2028	7.426%	295,644	264,430
Plano Holdco, Inc.(b),(q)
Term Loan
3-month Term SOFR + 3.500% 10/02/2031	7.829%	38,241	38,480
Playtika Holding Corp.(b),(q)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 03/13/2028	7.176%	296,915	297,922
StubHub Holdco Sub LLC(b),(q)
Tranche B Term Loan
1-month Term SOFR + 4.750% 03/15/2030	9.062%	191,886	192,247
Univision Communications, Inc.(b),(j),(q)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/31/2029	7.676%	148,095	147,169
Total			1,731,014
Midstream 0.1%
CQP Holdco LP(b),(q)
Term Loan
3-month Term SOFR + 2.000% 12/31/2030	6.329%	298,502	298,976
Epic Crude Services LP(b),(q)
Term Loan
3-month Term SOFR + 3.000% 10/15/2031	7.302%	38,118	38,425
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
GIP Pilot Acquisition Partners LP(b),(q)
Term Loan
3-month Term SOFR + 2.000% 10/04/2030	6.302%	298,013	299,131
NGP XI Midstream Holdings LLC(b),(j),(q)
Term Loan
3-month Term SOFR + 3.500% 07/25/2031	7.829%	90,000	90,787
Oryx Midstream Services Permian Basin LLC(b),(q)
Term Loan
1-month Term SOFR + 2.250% 10/05/2028	6.552%	297,000	298,022
Rockpoint Gas Storage Partners LP(b),(q)
Term Loan
3-month Term SOFR + 3.500% 09/18/2031	7.985%	135,000	135,675
WhiteWater DBR Holdco LLC(b),(q)
Tranche B1 Term Loan
3-month Term SOFR + 2.250% 03/03/2031	6.625%	244,229	244,993
Total			1,406,009
Oil Field Services 0.0%
Goodnight Water Solutions Holdings LLC(b),(j),(q)
Term Loan
1-month Term SOFR + 4.500% 06/04/2029	8.812%	83,596	84,014
MRC Global US, Inc.(b),(q)
Term Loan
6-month Term SOFR + 3.500% 10/29/2031	7.931%	180,996	181,901
Total			265,915
Other Financial Institutions 0.0%
19th Holdings Golf LLC(b),(q)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/07/2029	7.676%	296,954	290,273
AL GCX Holdings LLC(b),(l),(q)
Tranche B Term Loan
3-month Term SOFR + 2.250% 01/21/2032	6.299%	25,000	24,969
Dechra Finance US LLC(b),(l),(q)
Tranche B Term Loan
3-month Term SOFR + 3.250% 12/04/2031	7.856%	47,380	47,646
Hunter Douglas Holding BV(b),(q)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 01/17/2032	7.553%	270,631	271,759
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
IGT Holding IV AB(b),(q)
Tranche B2 Term Loan
3-month Term SOFR + 3.400% Floor 0.500% 03/31/2028	7.710%	296,915	298,216
Sophos Holdings SARL(b),(l),(q)
1st Lien Term Loan
1-month Term SOFR + 3.500% 03/05/2027	8.237%	56,103	56,524
Total			989,387
Other Industry 0.0%
AmSpec Parent LLC(b),(l),(q),(r)
Delayed Draw Term Loan
3-month Term SOFR + 1.000% 12/22/2031	1.000%	20,000	20,075
AmSpec Parent LLC(b),(q)
Term Loan
3-month Term SOFR + 4.250% 12/22/2031	8.579%	130,000	130,487
Artera Services LLC(b),(q)
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.500% 02/15/2031	8.829%	70,652	70,061
Brand Industrial Services, Inc.(b),(q)
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/01/2030	9.071%	16,542	16,287
Catawba Nation Gaming Authority(b),(l),(q)
Term Loan
3-month Term SOFR + 4.750% 12/16/2031	9.303%	145,463	146,434
Grant Thornton Advisors LLC(b),(q)
Term Loan
3-month Term SOFR + 2.750% 06/02/2031	7.055%	53,478	53,629
Grant Thornton Advisors LLC(b),(l),(q),(r)
Term Loan
3-month Term SOFR + 0.000% 06/02/2031	7.233%	6,522	6,540
Total			443,513
Other REIT 0.0%
OEG Borrower LLC(b),(q)
Term Loan
3-month Term SOFR + 3.500% 06/30/2031	7.851%	55,417	55,347

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 0.0%
Anchor Packaging LLC(b),(q)
1st Lien Term Loan
1-month Term SOFR + 3.250% 07/18/2029	7.552%	169,318	170,447
Charter Next Generation, Inc.(b),(q)
1st Lien Term Loan
1-month Term SOFR + 3.000% 11/29/2030	7.326%	346,392	348,519
Clydesdale Acquisition Holdings, Inc.(b),(q)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.175% Floor 0.500% 04/13/2029	7.487%	298,053	298,741
Pactiv Evergreen, Inc.(b),(q)
Tranche B4 Term Loan
1-month Term SOFR + 2.500% 09/24/2028	6.812%	283,460	284,288
Total			1,101,995
Paper 0.0%
Verde Purchaser LLC(b),(q)
Term Loan
3-month Term SOFR + 4.500% 11/30/2030	8.829%	206,988	207,100
Property & Casualty 0.1%
Acrisure LLC(b),(q)
Tranche B6 1st Lien Term Loan
1-month Term SOFR + 3.000% 11/06/2030	7.312%	145,953	146,067
Alliant Holdings Intermediate LLC(b),(q)
Term Loan
1-month Term SOFR + 2.750% 09/19/2031	7.052%	37,406	37,514
AssuredPartners, Inc.(b),(q)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/14/2031	7.812%	297,750	297,920
Asurion LLC(b),(q)
Tranche B12 1st Lien Term Loan
1-month Term SOFR + 4.250% 09/19/2030	8.676%	149,625	149,321
Broadstreet Partners, Inc.(b),(q)
Tranche B Term Loan
1-month Term SOFR + 3.000% 06/13/2031	7.312%	496,754	499,044
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Hub International Ltd.(b),(q)
Term Loan
3-month Term SOFR + 2.750% Floor 0.750% 06/20/2030	7.037%	297,754	298,766
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.(b),(q)
Term Loan
1-month Term SOFR + 3.000% 07/31/2031	7.312%	297,742	299,323
Truist Insurance Holdings LLC(b),(q)
1st Lien Term Loan
3-month Term SOFR + 2.750% 05/06/2031	7.079%	93,212	93,329
Total			1,821,284
Restaurants 0.0%
Dave & Busters, Inc.(b),(q)
Tranche B Term Loan
3-month Term SOFR + 3.250% 11/01/2031	7.625%	186,837	181,153
IRB Holding Corp.(b),(q)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/15/2027	6.812%	298,500	299,396
Whatabrands LLC(b),(q)
Tranche B Term Loan
1-month Term SOFR + 2.500% 08/03/2028	6.812%	396,985	398,326
Total			878,875
Retailers 0.0%
Belron Finance 2019 LLC(b),(q)
Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 10/16/2031	7.273%	120,148	121,079
Great Outdoors Group LLC(b),(q)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/23/2032	7.552%	346,419	348,439
Harbor Freight Tools USA, Inc.(b),(q)
Term Loan
1-month Term SOFR + 2.500% 06/11/2031	6.862%	59,121	58,751
PetSmart LLC(b),(q)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	8.162%	296,164	296,608
Total			824,877
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.3%
Adeia, Inc.(b),(q)
Tranche B Term Loan
1-month Term SOFR + 2.500% 06/08/2028	6.810%	243,035	243,237
Ahead DB Holdings LLC(b),(l),(q)
Tranche B3 1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 02/01/2031	7.829%	149,624	150,683
Applied Systems, Inc.(b),(q)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 3.000% 02/24/2031	7.329%	149,624	151,001
Ascend Learning LLC(b),(q)
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	10.162%	158,927	158,212
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	7.312%	737,593	736,324
athenahealth Group, Inc.(b),(q)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 02/15/2029	7.312%	296,954	297,046
Barracuda Parent LLC(b),(q)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	8.791%	296,970	260,499
BCPE Pequod Buyer, Inc.(b),(q)
Term Loan
3-month Term SOFR + 3.500% 11/25/2031	7.791%	109,391	110,554
Boost Newco Borrower LLC(b),(q)
Tranche B1 Term Loan
3-month Term SOFR + 2.500% 01/31/2031	6.829%	299,250	299,923
Boxer Parent Co., Inc.(b),(q)
Term Loan
3-month Term SOFR + 3.000% 07/30/2031	7.291%	116,667	117,092
Camelot US Acquisition LLC(b),(q)
Term Loan
1-month Term SOFR + 2.750% 01/31/2031	7.062%	278,965	279,244
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Central Parent LLC(b),(q)
1st Lien Term Loan
3-month Term SOFR + 3.250% 07/06/2029	7.579%	349,125	332,919
Cloud Software Group, Inc.(b),(q)
Tranche B1 Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 03/30/2029	7.829%	295,562	297,377
Cloudera, Inc.(b),(q)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/08/2028	8.162%	296,183	295,221
Cotiviti, Inc.(b),(q)
Term Loan
1-month Term SOFR + 2.750% 05/01/2031	7.087%	297,754	299,615
DCert Buyer, Inc.(b),(q)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	11.312%	134,667	106,724
Dun & Bradstreet Corp. (The)(b),(q)
Tranche B2 Term Loan
1-month Term SOFR + 2.250% 01/18/2029	6.561%	297,750	298,170
Ellucian Holdings, Inc.(b),(q)
1st Lien Term Loan
1-month Term SOFR + 3.000% 10/09/2029	7.312%	241,532	242,814
Flash Charm, Inc.(b),(q)
1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 03/02/2028	8.071%	297,733	283,126
Fortress Intermediate 3, Inc.(b),(q)
Term Loan
1-month Term SOFR + 3.500% 06/27/2031	7.812%	149,625	149,719
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(b),(q)
Tranche B Term Loan
3-month Term SOFR + 3.500% 07/18/2030	7.829%	158,242	159,191
ICON Parent I, Inc.(b),(q)
1st Lien Term Loan
3-month Term SOFR + 3.000% 11/13/2031	7.516%	67,810	68,111
Idemia Group SAS(b),(j),(q)
Tranche B5 Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 09/30/2028	8.579%	297,750	300,727

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ingram Micro, Inc.(b),(q)
Tranche B1 Term Loan
3-month Term SOFR + 2.750% 09/22/2031	7.077%	189,983	191,408
Leia Finco US LLC(b),(q)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/09/2031	7.535%	116,667	116,709
Lummus Technology Holdings V LLC(b),(q)
Tranche B Term Loan
1-month Term SOFR + 3.000% 12/31/2029	7.312%	169,800	170,702
McAfee Corp.(b),(q)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	7.337%	298,491	299,162
Mitchell International, Inc.(b),(q)
1st Lien Term Loan
1-month Term SOFR + 3.250% 06/17/2031	7.562%	151,186	151,011
Nielsen Consumer, Inc.(b),(q)
Term Loan
1-month Term SOFR + 3.500% 03/06/2028	7.812%	149,625	149,812
Peraton Corp.(b),(q)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	8.162%	236,766	221,230
Project Boost Purchaser LLC(b),(q)
1st Lien Term Loan
3-month Term SOFR + 3.000% 07/16/2031	7.308%	29,655	29,865
Proofpoint, Inc.(b),(l),(q)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 08/31/2028	7.312%	309,596	311,289
Sovos Compliance LLC(b),(q)
1st Lien Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 08/11/2028	8.926%	296,941	298,500
Thunder Generation Funding LLC(b),(q)
Term Loan
3-month Term SOFR + 3.000% 10/03/2031	7.329%	94,208	94,821
UKG, Inc.(b),(q)
1st Lien Term Loan
3-month Term SOFR + 3.000% 02/10/2031	7.300%	313,460	315,200
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ultra Clean Holdings, Inc.(b),(q)
Term Loan
1-month Term SOFR + 3.250% 02/25/2028	7.562%	120,383	121,235
Virtusa Corp.(b),(q)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 02/15/2029	7.562%	155,710	156,782
Total			8,265,255
Transportation Services 0.0%
Brown Group Holding LLC(b),(q)
Tranche B2 Term Loan
3-month Term SOFR + 2.500% Floor 0.500% 07/01/2031	6.847%	298,502	299,269
Wireless 0.0%
Crown Subsea Communications Holding, Inc.(b),(q)
Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 01/30/2031	8.337%	298,500	300,927
Total Senior Loans (Cost $39,417,422)			39,352,621

U.S. Treasury Obligations 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
03/31/2028	1.250%	3,500,000	3,192,656
07/31/2028	1.000%	3,500,000	3,131,133
Total U.S. Treasury Obligations (Cost $6,289,010)			6,323,789

Call Option Contracts Purchased 0.1%
Value ($)
(Cost $8,904,250)	2,870,301

Put Option Contracts Purchased 0.0%

(Cost $1,791,250)	320,147
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2025 (Unaudited)

Money Market Funds 6.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.511%(s),(t)	190,220,999	190,201,977
Total Money Market Funds (Cost $190,163,619)		190,201,977
Total Investments in Securities (Cost: $3,344,398,636)		3,205,156,698
Other Assets & Liabilities, Net		(360,505,043)
Net Assets		2,844,651,655
At January 31, 2025, securities and/or cash totaling $43,372,021 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	2,974	03/2026	USD	714,243,275	—	(6,064,009)
3-Month SOFR	2,450	06/2026	USD	588,520,625	—	(1,490,872)
U.S. Long Bond	74	03/2025	USD	8,429,063	—	(333,493)
U.S. Treasury 10-Year Note	5,290	03/2025	USD	575,783,438	—	(9,607,420)
U.S. Treasury 2-Year Note	1,004	03/2025	USD	206,447,500	99,372	—
U.S. Treasury 5-Year Note	546	03/2025	USD	58,089,281	—	(76,032)
U.S. Treasury Ultra Bond	786	03/2025	USD	93,116,438	—	(5,697,695)
Total					99,372	(23,269,521)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	(2,974)	03/2025	USD	(711,157,750)	1,530,932	—
3-Month SOFR	(2,450)	06/2025	USD	(586,468,750)	1,006,575	—
U.S. Treasury Ultra 10-Year Note	(484)	03/2025	USD	(53,905,500)	225,892	—
Total					2,763,399	—

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	60,000,000	60,000,000	3.80	04/10/2025	1,842,000	251,856
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	70,000,000	70,000,000	3.60	05/08/2025	1,190,000	234,143
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	100,000,000	100,000,000	3.70	06/12/2025	1,990,000	667,970
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	25,000,000	25,000,000	3.25	08/19/2025	766,250	86,070
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	50,000,000	50,000,000	3.90	07/02/2025	600,000	429,260

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2025 (Unaudited)
Call option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
5-Year OTC interest rate swap with JPMorgan to receive exercise rate and pay SOFR	JPMorgan	USD	40,000,000	40,000,000	4.00	07/23/2025	426,000	450,452
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	100,000,000	100,000,000	4.00	05/07/2025	2,090,000	750,550
Total							8,904,250	2,870,301

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	25,000,000	25,000,000	4.50	04/25/2025	613,750	115,582
10-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	50,000,000	50,000,000	4.50	04/16/2025	1,177,500	204,565
Total							1,791,250	320,147

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR	Fixed rate of 3.684%	Receives Annually, Pays Annually	Morgan Stanley	10/24/2031	USD	118,655,000	3,156,061	—	—	3,156,061	—
SOFR	Fixed rate of 3.814%	Receives Annually, Pays Annually	Morgan Stanley	11/04/2034	USD	87,123,000	2,318,698	—	—	2,318,698	—
Total							5,474,759	—	—	5,474,759	—

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	5,000,000	547,615	(2,917)	665,515	—	—	(120,817)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	7,000,000	766,660	(4,083)	1,676,423	—	—	(913,846)
Markit CMBX North America Index, Series 12 BBB-	Citi	08/17/2061	3.000	Monthly	USD	5,800,000	901,793	(3,383)	1,515,980	—	—	(617,570)
Markit CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	1,700,000	186,189	(992)	244,175	—	—	(58,978)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	8,000,000	1,351,227	(4,667)	307,253	—	1,039,307	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	1,700,000	186,189	(992)	53,984	—	131,213	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	1,000,000	168,903	(583)	54,940	—	113,380	—
Markit CMBX North America Index, Series 16 BBB-	Morgan Stanley	04/17/2065	3.000	Monthly	USD	5,780,000	705,978	(3,372)	1,296,165	—	—	(593,559)
Total							4,814,554	(20,989)	5,814,435	—	1,283,900	(2,304,770)

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2025 (Unaudited)
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 43	Morgan Stanley	12/20/2029	5.000	Quarterly	USD	61,790,000	(1,121,843)	—	—	—	(1,121,843)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	14.817	USD	7,000,000	(1,182,324)	4,083	—	(790,495)	—	(387,746)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	14.817	USD	5,000,000	(844,517)	2,917	—	(1,019,136)	177,536	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	14.817	USD	5,000,000	(844,517)	2,917	—	(789,457)	—	(52,143)
Markit CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	26.103	USD	5,757,020	(790,769)	3,358	—	(1,113,271)	325,860	—
Total								(3,662,127)	13,275	—	(3,712,359)	503,396	(439,889)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	4.360%
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2025, the total value of these securities amounted to $1,270,566,929, which represents 44.67% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of January 31, 2025.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2025.

(d)	Non-income producing investment.
(e)	Represents a security purchased on a when-issued basis.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2025.

(h)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2025, the total value of these securities amounted to $18,656,179, which represents 0.66% of total net assets.

(i)	Represents a security in default.
(j)	Valuation based on significant unobservable inputs.
(k)	Perpetual security with no specified maturity date.
(l)	Represents a security purchased on a forward commitment basis.

Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(m)	Principal and interest may not be guaranteed by a governmental entity.
(n)	Includes comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at January 31, 2025:

Security description	Principal amount ($)	Settlement date	Proceeds receivable ($)	Value ($)
Uniform Mortgage-Backed Security TBA
02/13/2055 3.000%	(65,000,000)	02/13/2025	(54,775,195)	(55,271,907)

(o)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(p)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(q)
The stated interest rate represents the weighted average interest rate at January 31, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(r)
At January 31, 2025, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
AmSpec Parent LLC Delayed Draw Term Loan 12/22/2031 1.000%	20,000
Grant Thornton Advisors LLC Term Loan 06/02/2031 7.233%	6,522
June Purchaser LLC Delayed Draw Term Loan 11/28/2031 0.375%	19,286
Raven Acquisition Holdings LLC Term Loan 11/19/2031 3.250%	4,983
USALCO LLC Term Loan 09/30/2031 1.000%	5,806

(s)	The rate shown is the seven-day current annualized yield at January 31, 2025.
(t)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.511%
	193,670,471	953,472,345	(956,969,716)	28,877	190,201,977	22,397	6,360,504	190,220,999
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Columbia Total Return Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2025 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Total Return Bond Fund  | 2025

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT166_04_R01_(03/25)